UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07420

Exact name of registrant as specified in charter:	Delaware Investments Minnesota Municipal Income Fund II, Inc.

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2021

Item 1. Reports to Stockholders

Semiannual report

Closed-end funds

Delaware Funds by Macquarie® Closed-End Municipal Bond Funds
September 30, 2021

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisors: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A. For more information, including press releases, please visit delawarefunds.com/closed-end.

Unless otherwise noted, views expressed herein are current as of September 30, 2021, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Funds are governed by US laws and regulations.

All third-party marks cited are the property of their respective owners.

©2021 Macquarie Management Holdings, Inc.

Fund basics
As of September 30, 2021 (Unaudited)

Delaware Investments®
Colorado Municipal Income Fund, Inc.

Fund objective

The Fund seeks to provide current income exempt from both regular federal income tax and Colorado state income tax, consistent with the preservation of capital.

Total Fund net assets

$75 million

Number of holdings

131

Fund start date

July 29, 1993

NYSE American symbol

VCF

CUSIP number

246101109

Delaware Investments®
Minnesota Municipal Income Fund II, Inc.

Fund objective

The Fund seeks to provide current income exempt from both regular federal income tax and Minnesota state personal income tax, consistent with the preservation of capital.

Total Fund net assets

$173 million

Number of holdings

212

Fund start date

February 26, 1993

NYSE American symbol

VMM

CUSIP number

24610V103

Delaware Investments®
National Municipal Income Fund

Fund objective

The Fund seeks to provide current income exempt from regular federal income tax, consistent with the preservation of capital.

Total Fund net assets

$69 million

Number of holdings

167

Fund start date

February 26, 1993

NYSE American symbol

VFL

CUSIP number

24610T108

Security type / sector / state / territory allocations
As of September 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Delaware Investments®
Colorado Municipal Income Fund, Inc.

Percentage
Security type / sector	of net assets
Municipal Bonds*	138.40%
Corporate Revenue Bonds	6.37%
Education Revenue Bonds	18.39%
Electric Revenue Bonds	8.41%
Healthcare Revenue Bonds	34.23%
Lease Revenue Bonds	2.16%
Local General Obligation Bonds	17.81%
Pre-Refunded/Escrowed to Maturity Bonds	13.66%
Special Tax Revenue Bonds	18.86%
State General Obligation Bonds	4.12%
Transportation Revenue Bonds	8.11%
Water & Sewer Revenue Bonds	6.28%
Total Value of Securities	138.40%
Liquidation Value of Preferred**	(40.24%)
Receivables and Other Assets Net of Liabilities	1.84%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Investments® Colorado Municipal Income Fund, Inc. held bonds issued by or on behalf of territories and the states of the US as follows:

Percentage
State / territory	of net assets
Colorado	120.15%
Guam	1.91%
Puerto Rico	16.34%
Total Value of Securities	138.40%

**

More information regarding the Fund’s use of preferred shares as leverage is included in Note 4 in “Notes to financial statements.” The Fund utilizes preferred shares as leverage in an attempt to obtain a higher return for the Fund. There is no assurance that the Fund will achieve its a higher return or its investment objectives through the use of such leverage.

Delaware Investments®
Minnesota Municipal Income Fund II, Inc.

Percentage
Security type / sector	of net assets
Municipal Bonds*	143.02%
Corporate Revenue Bonds	2.00%
Education Revenue Bonds	22.66%
Electric Revenue Bonds	13.72%
Healthcare Revenue Bonds	38.18%
Housing Revenue Bonds	1.69%
Lease Revenue Bonds	8.56%
Local General Obligation Bonds	14.75%
Pre-Refunded/Escrowed to Maturity Bonds	12.58%
Special Tax Revenue Bonds	4.52%
State General Obligation Bonds	13.99%
Transportation Revenue Bonds	7.28%
Water & Sewer Revenue Bonds	3.09%
Total Value of Securities	143.02%
Liquidation Value of Preferred**	(43.39%)
Receivables and Other Assets Net of Liabilities	0.37%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Investments® Minnesota Municipal Income Fund II, Inc. held bonds issued by or on behalf of territories and the states of the US as follows:

Percentage
State / territory	of net assets
Guam	0.65%
Minnesota	136.49%
Puerto Rico	5.88%
Total Value of Securities	143.02%

**

More information regarding the Fund’s use of preferred shares as leverage is included in Note 4 in “Notes to financial statements.” The Fund utilizes preferred shares as leverage in an attempt to obtain a higher return for the Fund. There is no assurance that the Fund will achieve its a higher return or its investment objectives through the use of such leverage.

Delaware Investments® National Municipal Income Fund

Percentage
Security type / sector	of net assets
Municipal Bonds*	140.95%
Corporate Revenue Bonds	14.56%
Education Revenue Bonds	14.70%
Electric Revenue Bonds	5.17%
Healthcare Revenue Bonds	33.41%
Lease Revenue Bonds	8.85%
Local General Obligation Bonds	2.83%
Pre-Refunded/Escrowed to Maturity Bonds	8.95%
Special Tax Revenue Bonds	13.04%
State General Obligation Bonds	13.04%
Transportation Revenue Bonds	25.27%
Water & Sewer Revenue Bonds	1.13%
Total Value of Securities	140.95%
Liquidation Value of Preferred**	(43.77%)
Receivables and Other Assets Net of Liabilities	2.82%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Investments® National Municipal Income Fund held bonds issued by or on behalf of territories and the states of the US as follows:

Percentage
State / territory	of net assets
Alabama	0.77%
Arizona	9.31%
California	17.00%
Colorado	3.83%
District of Columbia	0.84%
Florida	6.71%
Georgia	3.52%
Guam	0.80%
Illinois	16.48%
Indiana	0.88%
Kansas	0.32%
Louisiana	3.18%
Maryland	1.22%
Massachusetts	0.84%
Michigan	1.70%
Missouri	2.49%
Montana	1.12%
Nebraska	0.45%
New Jersey	10.06%
New York	15.15%
North Carolina	1.10%
Ohio	4.61%
Oregon	0.82%
Pennsylvania	11.55%
Puerto Rico	14.57%
Texas	7.53%
Utah	1.10%
Virginia	0.41%
Washington	0.45%
Wisconsin	2.14%
Total Value of Securities	140.95%

**

More information regarding the Fund’s use of preferred shares as leverage is included in Note 4 in “Notes to financial statements.” The Fund utilizes preferred shares as leverage in an attempt to obtain a higher return for the Fund. There is no assurance that the Fund will achieve its a higher return or its investment objectives through the use of such leverage.

Schedules of investments
Delaware Investments® Colorado Municipal Income Fund, Inc.

September 30, 2021 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 138.40%
Corporate Revenue Bonds – 6.37%
Denver City & County
(United Airlines Project)
5.00% 10/1/32 (AMT)	215,000	$227,610
Public Authority for Colorado
Energy Natural Gas Revenue
6.50% 11/15/38	2,250,000	3,431,025
Public Authority for Colorado
Energy Revenue
6.25% 11/15/28	865,000	1,087,391
		4,746,026
Education Revenue Bonds – 18.39%
Board of Trustees For Colorado
Mesa University Enterprise
Revenue
Series B 5.00% 5/15/49	750,000	921,030
Colorado Educational &
Cultural Facilities Authority
Revenue
144A 5.00% 7/1/36 #	500,000	541,940
5.125% 11/1/49	765,000	811,390
144A 5.25% 7/1/46 #	500,000	539,695
(Alexander Dawson School-
Nevada Project)
5.00% 5/15/29	760,000	885,377
(Aspen View Academy
Project)
4.00% 5/1/41	175,000	193,349
(Charter School - Atlas
Preparatory School)
144A 5.25% 4/1/45 #	700,000	727,552
(Charter School - Community
Leadership Academy)
7.45% 8/1/48	500,000	544,890
(Charter School - Peak to
Peak Charter)
5.00% 8/15/34	1,000,000	1,095,620
(Global Village Academy -
Northglenn Project)
144A 5.00% 12/1/50 #	475,000	512,990
(Improvement - Charter
School - University Lab
School Building)
5.00% 12/15/45	500,000	537,695
(Liberty Charter School)
Series A 5.00% 1/15/44	1,000,000	1,057,630
(Littleton Charter School
Project)
4.375% 1/15/36 (AGC)	1,200,000	1,201,392
(Loveland Classical Schools)
144A 5.00% 7/1/36 #	625,000	687,962
Colorado Educational &
Cultural Facilities Authority
Revenue
(Science Technology
Engineering and Math
(Stem) School Project)
5.00% 11/1/54	700,000	739,067
(Skyview Charter School)
144A 5.50% 7/1/49 #	750,000	800,790
(Vail Mountain School
Project)
4.00% 5/1/46	25,000	26,118
(Vega Collegiate Academy
Project)
Series A
144A 5.00% 2/1/34 #	100,000	113,038
Series A
144A 5.00% 2/1/51 #	900,000	989,352
(Windsor Charter Academy
Project)
5.00% 9/1/46	500,000	500,200
Colorado School of Mines
Series B 5.00% 12/1/42	270,000	283,835
		13,710,912
Electric Revenue Bonds – 8.41%
City of Fort Collins Electric
Utility Enterprise Revenue
Series A 5.00% 12/1/42	500,000	609,840
City of Loveland Colorado
Electric & Communications
Enterprise Revenue
Series A 5.00% 12/1/44	1,060,000	1,293,476
Colorado Springs Utilities
System Revenue
Series B 4.00% 11/15/46	1,500,000	1,784,385
Puerto Rico Electric Power
Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	73,500
Series AAA 5.25% 7/1/25 ‡	40,000	39,350
Series CCC 5.25% 7/1/27 ‡	335,000	329,556
Series WW 5.00% 7/1/28 ‡	325,000	318,500
Series WW 5.25% 7/1/33 ‡	95,000	93,456
Series WW 5.50% 7/1/17 ‡	210,000	203,963
Series WW 5.50% 7/1/19 ‡	160,000	155,800
Series XX 4.75% 7/1/26 ‡	45,000	43,931
Series XX 5.25% 7/1/40 ‡	825,000	811,594
Series XX 5.75% 7/1/36 ‡	155,000	153,450
Series ZZ 4.75% 7/1/27 ‡	35,000	34,169
Series ZZ 5.00% 7/1/19 ‡	280,000	271,250

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power
Authority Revenue
Series ZZ 5.25% 7/1/24 ‡	55,000	$54,106
		6,270,326
Healthcare Revenue Bonds – 34.23%
Colorado Health Facilities
Authority Revenue
(AdventHealth Obligated
Group)
Series A 3.00% 11/15/51	500,000	527,580
Series A 4.00% 11/15/43	1,000,000	1,161,580
(Adventist Health System/
Sunbelt Obligated Group)
Series A 5.00%
11/15/48	1,000,000	1,205,560
(Bethesda Project)
Series A1 5.00%
9/15/48	750,000	864,750
(Boulder Community Health
Project)
4.00% 10/1/38	250,000	288,042
4.00% 10/1/39	250,000	287,283
4.00% 10/1/40	280,000	321,040
(Cappella of Grand Junction
Project)
144A 5.00% 12/1/54 #	945,000	961,396
(Christian Living Community
Project)
6.375% 1/1/41	615,000	624,133
(CommonSpirit Health)
Series A-1 4.00% 8/1/39	550,000	630,767
Series A-2 4.00% 8/1/49	1,500,000	1,683,525
Series A-2 5.00% 8/1/39	1,500,000	1,850,610
Series A-2 5.00% 8/1/44	1,500,000	1,827,255
(Covenant Living
Communities and
Services)
Series A 4.00% 12/1/40	750,000	863,760
(Covenant Retirement
Communities Inc.)
5.00% 12/1/35	1,000,000	1,117,790
(Frasier Meadows Retirement
Community Project)
Series B 5.00% 5/15/48	340,000	355,225
(Healthcare Facilities -
American Baptist)
8.00% 8/1/43	500,000	531,130
(Mental Health Center of
Denver Project)
Series A 5.75% 2/1/44	1,500,000	1,621,050
Colorado Health Facilities
Authority Revenue
(National Jewish Health
Project)
5.00% 1/1/27	500,000	504,910
(Sanford Health)
Series A 5.00% 11/1/44	1,500,000	1,864,755
(SCL Health System)
Series A 4.00% 1/1/37	575,000	676,850
Series A 4.00% 1/1/38	1,950,000	2,285,107
Series A 4.00% 1/1/39	465,000	543,576
(Sunny Vista Living Center)
Series A 144A 6.25%
12/1/50 #	505,000	544,284
(Vail Valley Medical Center
Project)
5.00% 1/15/35	1,250,000	1,440,012
(Valley View Hospital
Association Project)
Series A 4.00% 5/15/34	330,000	370,465
Denver Health & Hospital
Authority Health Care
Revenue
Series A 4.00% 12/1/40	500,000	571,885
		25,524,320
Lease Revenue Bonds – 2.16%
Denver Health & Hospital
Authority
(550 ACOMA, Inc.)
4.00% 12/1/38	500,000	567,755
State of Colorado Department
of Transportation
Certificates of Participation
5.00% 6/15/34	340,000	400,884
5.00% 6/15/36	545,000	640,402
		1,609,041
Local General Obligation Bonds – 17.81%
Adams & Weld Counties School
District No 27J Brighton
4.00% 12/1/30	700,000	795,921
Arapahoe County School
District No. 6 Littleton
Series A 5.50% 12/1/38	650,000	840,580
Beacon Point Metropolitan
District
5.00% 12/1/30 (AGM)	600,000	704,634
Boulder Valley School District
No RE-2 Boulder
Series A 4.00% 12/1/48	500,000	576,400
Denver City & County
Series B 5.00% 8/1/30	2,000,000	2,663,180

Schedules of investments
Delaware Investments® Colorado Municipal Income Fund, Inc.

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Grand River Hospital District
5.25% 12/1/37 (AGM)	675,000	$819,187
Jefferson County School District
No. R-1
5.25% 12/15/24	750,000	866,963
Sierra Ridge Metropolitan
District No. 2
Series A 5.50% 12/1/46	500,000	516,615
Verve Metropolitan District No
1
5.00% 12/1/51	1,000,000	1,090,810
Weld County School District No.
RE-1
5.00% 12/15/30 (AGM)	500,000	602,735
Weld County School District No.
RE-2 Eaton
Series 2 5.00% 12/1/44	1,250,000	1,570,912
Weld County School District No.
RE-3J
5.00% 12/15/34 (BAM)	1,000,000	1,206,030
Weld County School District No.
RE-8
5.00% 12/1/31	510,000	617,049
5.00% 12/1/32	340,000	410,985
		13,282,001
Pre-Refunded/Escrowed to Maturity Bonds – 13.66%
Colorado Educational &
Cultural Facilities Authority
Revenue
(Johnson & Wales University)
Series A 5.25%
4/1/37-23 §	900,000	965,691
Colorado Health Facilities
Authority Revenue
(Covenant Retirement
Communities Inc.)
Series A 5.75%
12/1/36-23 §	1,000,000	1,117,840
(Evangelical Lutheran Good
Samaritan Society)
5.00% 6/1/28-23 §	1,250,000	1,348,400
5.50% 6/1/33-23 §	2,000,000	2,173,980
5.625% 6/1/43-23 §	1,000,000	1,089,060
Colorado School of Mines
Series B 5.00%
12/1/42-22 §	1,115,000	1,176,347
Denver City & County Airport
System Revenue
Series B 5.00%
11/15/37-22 §	1,700,000	1,791,120
Eaton Area Park & Recreation
District
5.25% 12/1/34-22 §	190,000	201,117
Tallyn’s Reach Metropolitan
District No. 3
(Limited Tax Convertible)
5.125% 11/1/38-23 §	295,000	323,444
		10,186,999
Special Tax Revenue Bonds – 18.86%
Central Platte Valley
Metropolitan District
5.00% 12/1/43	375,000	394,046
Commerce City
5.00% 8/1/44 (AGM)	1,000,000	1,110,970
Fountain Urban Renewal
Authority Tax Increment
Revenue
(Academy Highlands Project)
Series A 5.50% 11/1/44	655,000	692,086
Guam Government Business
Privilege Tax Revenue
Series A 5.125% 1/1/42	435,000	440,063
Series A 5.25% 1/1/36	565,000	571,746
Lincoln Park Metropolitan
District
5.00% 12/1/46 (AGM)	500,000	590,380
Prairie Center Metropolitan
District No. 3
Series A 144A 5.00%
12/15/41 #	500,000	542,900
Puerto Rico Sales Tax Financing
Revenue
(Restructured)
Series A-1 4.55% 7/1/40	1,000,000	1,126,260
Series A-1 4.75% 7/1/53	2,560,000	2,870,861
Series A-1 4.903% 7/1/51 ^	1,060,000	253,287
Series A-1 5.00% 7/1/58	920,000	1,045,819
Series A-2 4.784% 7/1/58	1,100,000	1,235,916
Regional Transportation District
Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	330,000	398,389
Series A 5.00% 11/1/31	755,000	911,044

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Solaris Metropolitan District No.
3
(Limited Tax Convertible)
Series A 5.00% 12/1/46	500,000	$517,300
Southlands Metropolitan
District No. 1
Series A1 5.00% 12/1/37	200,000	227,160
Series A1 5.00% 12/1/47	300,000	335,643
Thornton Development
Authority
(East 144th Avenue & I-
25 Project)
Series B 5.00% 12/1/35	265,000	298,973
Series B 5.00% 12/1/36	440,000	495,968
		14,058,811
State General Obligation Bonds – 4.12%
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/41 ‡	305,000	267,638
Series A 5.375% 7/1/33 ‡	305,000	294,325
Series A 5.50% 7/1/39 ‡	1,350,000	1,242,000
Series A 8.00% 7/1/35 ‡	535,000	462,775
Series B 5.75% 7/1/38 ‡	440,000	419,100
Series C 6.00% 7/1/39 ‡	400,000	385,000
		3,070,838
Transportation Revenue Bonds – 8.11%
Colorado High Performance
Transportation Enterprise
Revenue
(C-470 Express Lanes)
5.00% 12/31/56	1,000,000	1,128,520
(Senior U.S. 36 & I-
25 Managed Lanes)
5.75% 1/1/44 (AMT)	1,110,000	1,180,019
Denver City & County Airport
System Revenue
Series A 5.00% 12/1/29 (AMT)	270,000	338,826
Series A 5.00% 12/1/48 (AMT)	1,000,000	1,206,500
E-470 Public Highway Authority
Series A 5.00% 9/1/34	310,000	398,858
Regional Transportation District
(Denver Transit Partners
Eagle P3 Project)
Series A 4.00% 7/15/35	1,500,000	1,791,375
		6,044,098
Water & Sewer Revenue Bonds – 6.28%
Arapahoe County Water &
Wastewater Authority
Revenue
Series A 4.00% 12/1/39	1,250,000	1,487,438
Central Weld County Water
District
4.00% 12/1/40 (AGM)	500,000	592,720
Dominion Water & Sanitation
District, Colorado
6.00% 12/1/46	245,000	251,451
Guam Government Waterworks
Authority Revenue
5.00% 7/1/40	360,000	413,348
Metro Wastewater Reclamation
District
Series A 5.00% 4/1/33	500,000	650,180
Morgan County Quality Water
District
4.00% 12/1/45 (AGM)	750,000	869,452
4.00% 12/1/50 (AGM)	365,000	421,725
		4,686,314
Total Municipal Bonds
(cost $95,851,969)		103,189,686
Total Value of Securities–138.40%
(cost $95,851,969)		$103,189,686

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2021, the aggregate value of Rule 144A securities was $6,961,899, which represents 9.34% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre- refunded. See Note 5 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
USD – US Dollar

Schedules of investments
Delaware Investments® Colorado Municipal Income Fund, Inc.

See accompanying notes, which are an integral part of the financial statements.

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

September 30, 2021 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 143.02%
Corporate Revenue Bonds – 2.00%
Minneapolis Community
Planning & Economic
Development Department
(Limited Tax Supported
Common Bond Fund)
Series A 6.25% 12/1/30	1,000,000	$1,009,410
St. Paul Port Authority Solid
Waste Disposal Revenue
(Gerdau St. Paul Steel Mill
Project)
Series 7 144A 4.50%
10/1/37 (AMT) #	2,415,000	2,454,365
		3,463,775
Education Revenue Bonds – 22.66%
Bethel Charter School Lease
Revenue
(Spectrum High School
Project)
Series A 4.375% 7/1/52	1,100,000	1,180,916
Brooklyn Park Charter School
Lease Revenue
(Prairie Seeds Academy
Project)
Series A 5.00% 3/1/34	990,000	1,045,767
Series A 5.00% 3/1/39	170,000	178,343
Cologne Charter School Lease
Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	290,744
Series A 5.00% 7/1/45	445,000	469,435
Deephaven Charter School
(Eagle Ridge Academy
Project)
Series A 5.25% 7/1/37	590,000	657,643
Series A 5.25% 7/1/40	500,000	554,850
Duluth Housing &
Redevelopment Authority
(Duluth Public Schools
Academy Project)
Series A 5.00% 11/1/48	1,200,000	1,315,488
Forest Lake Minnesota Charter
School Revenue
(Lake International Language
Academy)
Series A 5.375% 8/1/50	915,000	1,043,576
Series A 5.75% 8/1/44	705,000	737,437
Hugo Charter School Lease
Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	255,000	269,693
Series A 5.00% 7/1/44	775,000	810,883
Minneapolis Charter School
Lease Revenue
(Hiawatha Academies
Project)
Series A 5.00% 7/1/36	750,000	804,840
Series A 5.00% 7/1/47	900,000	959,634
Minneapolis Student Housing
Revenue
(Riverton Community
Housing Project)
5.25% 8/1/39	205,000	218,253
5.50% 8/1/49	990,000	1,054,291
Minnesota Higher Education
Facilities Authority Revenue
(Bethel University)
5.00% 5/1/47	1,250,000	1,381,475
(Carleton College)
4.00% 3/1/36	485,000	544,577
5.00% 3/1/44	905,000	1,073,249
(College of St. Benedict)
4.00% 3/1/36	410,000	458,077
(Gustavus Adolphus College)
5.00% 10/1/47	2,600,000	3,065,582
(Macalester College)
4.00% 3/1/42	900,000	1,008,081
4.00% 3/1/48	600,000	671,982
(St. Catherine University)
Series A 4.00% 10/1/38	920,000	1,034,936
Series A 5.00% 10/1/45	785,000	931,151
(St. Johns University)
Series 8-I 5.00% 10/1/31	235,000	270,755
Series 8-I 5.00% 10/1/34	35,000	40,158
(St. Olaf College)
4.00% 10/1/46	1,000,000	1,168,530
Series 8-N 4.00% 10/1/35	590,000	664,299
(Trustees Of The Hamline
University Of Minnesota)
Series B 5.00% 10/1/47	1,055,000	1,146,490
(University of St. Thomas)
4.00% 10/1/32	250,000	293,682
4.00% 10/1/44	645,000	735,919
5.00% 10/1/40	750,000	928,215
Series 7-U 5.00% 4/1/22	750,000	766,897
Series A 4.00% 10/1/37	500,000	567,120

Schedules of investments
Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Otsego Charter School
(Kaleidoscope Charter
School)
Series A 5.00% 9/1/34	230,000	$242,121
Series A 5.00% 9/1/44	400,000	416,440
St. Cloud Charter School Lease
Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	375,000	332,449
St. Paul Housing &
Redevelopment Authority
Charter School Lease
Revenue
(Academia Cesar Chavez
School Project)
Series A 5.25% 7/1/50	825,000	880,547
(Great River School Project)
Series A
144A 4.75% 7/1/29 #	200,000	218,452
Series A
144A 5.50% 7/1/38 #	240,000	272,501
(Hmong College Prep
Academy Project)
Series A 5.00% 9/1/40	215,000	256,734
(Nova Classical Academy
Project)
Series A 4.125% 9/1/47	750,000	787,282
(Twin Cities Academy
Project)
Series A 5.30% 7/1/45	630,000	690,953
University of Minnesota
Series A 5.00% 9/1/40	1,240,000	1,506,005
Series A 5.00% 9/1/42	2,000,000	2,423,520
Series A 5.00% 4/1/44	1,500,000	1,855,530
University of Minnesota Special
Purpose Revenue
(State Supported Biomed
Science Research)
Series A 5.00% 8/1/31	700,000	942,459
		39,167,961
Electric Revenue Bonds – 13.72%
Central Minnesota Municipal
Power Agency Revenue
(Brookings Southeast Twin
Cities Transportation)
5.00% 1/1/32	1,130,000	1,142,543
(Brookings Twin Cities
Transmission Project)
5.00% 1/1/42	1,000,000	1,010,530
Chaska Electric Revenue
Series A 5.00% 10/1/28	445,000	520,944
Minnesota Municipal Power
Agency Electric Revenue
5.00% 10/1/25	500,000	568,490
5.00% 10/1/26	500,000	567,525
5.00% 10/1/27	320,000	362,397
5.00% 10/1/47	1,755,000	2,060,387
Northern Municipal Power
Agency
Series A 5.00% 1/1/26	100,000	105,525
Series A 5.00% 1/1/30	340,000	358,741
Puerto Rico Electric Power
Authority Revenue
Series A 5.05% 7/1/42 ‡	175,000	171,500
Series AAA 5.25% 7/1/25 ‡	100,000	98,375
Series CCC 5.25% 7/1/27 ‡	800,000	787,000
Series WW 5.00% 7/1/28 ‡	770,000	754,600
Series XX 4.75% 7/1/26 ‡	105,000	102,507
Series XX 5.25% 7/1/40 ‡	300,000	295,125
Series XX 5.75% 7/1/36 ‡	375,000	371,250
Series ZZ 4.75% 7/1/27 ‡	85,000	82,981
Series ZZ 5.25% 7/1/24 ‡	140,000	137,725
Rochester Electric Utility
Revenue
Series A 5.00% 12/1/42	605,000	716,526
Series A 5.00% 12/1/47	985,000	1,157,424
Southern Minnesota Municipal
Power Agency Supply
Revenue
Series A 5.00% 1/1/41	240,000	277,973
Series A 5.00% 1/1/47	1,650,000	1,961,338
St. Paul Housing &
Redevelopment Authority
Charter School Lease
Revenue
Series A 4.00% 10/1/33	285,000	319,910
Series B 4.00% 10/1/37	800,000	889,992
Western Minnesota Municipal
Power Agency Supply
Revenue
Series A 5.00% 1/1/25	3,000,000	3,173,490
Series A 5.00% 1/1/26	1,000,000	1,057,440
Series A 5.00% 1/1/49	3,860,000	4,664,385
		23,716,623

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds – 38.18%
Anoka Health Care Facilities
Revenue
5.375% 11/1/34	610,000	$651,309
Apple Valley Senior Housing
Revenue
(PHS Senior Housing, Inc.
Orchard Path Project)
4.50% 9/1/53	1,160,000	1,213,812
5.00% 9/1/58	1,605,000	1,677,835
Apple Valley Senior Living
Revenue
(Senior Living LLC Project)
4th Tier
Series D 7.00% 1/1/37	685,000	550,267
Series B 5.00% 1/1/47	715,000	544,551
Series D 7.25% 1/1/52	1,035,000	787,470
Bethel Housing & Health Care
Facilities Revenue
(Benedictine Health System-
St. Peter Communities
Project)
Series A 5.50% 12/1/48	500,000	526,050
Center City Health Care
Facilities Revenue
(Hazelden Betty Ford
Foundation Project)
5.00% 11/1/27	500,000	558,040
City of Bethel
(The Lodge at Lakes at
Stillwater Project)
5.25% 6/1/58	1,775,000	1,841,065
City of Center City, Minnesota
Healthcare Facilities Revenue
Refunding
(Hazelden Betty Ford
Foundation Project)
4.00% 11/1/41	200,000	226,362
City of Crookston, Minnesota
Health Care Facilities
Revenue
(Riverview Health Project)
5.00% 5/1/51	1,390,000	1,426,960
Dakota County Community
Development Agency Senior
Housing Revenue
(Walker Highview Hills
Project)
Series A
144A 5.00% 8/1/46 #	370,000	376,667
Series A
144A 5.00% 8/1/51 #	755,000	768,296
Deephaven Housing &
Healthcare Revenue
(St. Therese Senior Living
Project)
Series A 5.00% 4/1/38	280,000	283,931
Series A 5.00% 4/1/40	270,000	273,481
Duluth Economic Development
Authority
(Essentia Health Obligated
Group)
Series A 5.00% 2/15/48	1,810,000	2,149,502
(St. Luke’s Hospital Authority
Obligation Group)
5.75% 6/15/32	2,000,000	2,060,600
6.00% 6/15/39	1,000,000	1,029,320
Hayward
(American Baptist Homes
Midwest)
5.75% 2/1/44	500,000	506,700
Hayward Health Care Facilities
Revenue
(St. John’s Lutheran Home of
Albert Lea)
5.375% 10/1/44	260,000	264,191
Housing & Redevelopment
Authority of The City of St
Paul Minnesota
Series A 5.00% 12/1/30	300,000	368,484
Maple Grove Health Care
Facilities Revenue
(Maple Grove Hospital
Corporation)
4.00% 5/1/37	1,000,000	1,114,580
(North Memorial Health
Care)
5.00% 9/1/30	865,000	985,010

Schedules of investments
Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Plain Senior Housing &
Health Care Revenue
(Haven Homes Project)
5.00% 7/1/54	1,500,000	$1,589,820
Minneapolis Health Care
System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	3,199,541
Series A 5.00% 11/15/33	500,000	577,165
Series A 5.00% 11/15/34	500,000	576,510
Series A 5.00% 11/15/49	2,000,000	2,407,240
Minneapolis Senior Housing &
Healthcare Revenue
(Ecumen Mill City Quarter)
5.25% 11/1/45	850,000	859,937
5.375% 11/1/50	200,000	202,564
(Ecumen-Abiitan Mill City
Project)
5.00% 11/1/35	220,000	222,849
Minneapolis – St. Paul Housing
& Redevelopment Authority
Health Care Revenue
(Allina Health System)
Series A 5.00%
11/15/29	585,000	713,519
Rochester Health Care &
Housing Revenue
(The Homestead at
Rochester Project)
Series A 6.875%
12/1/48	1,220,000	1,302,435
Rochester Health Care Facilities
Revenue
(Mayo Clinic)
4.00% 11/15/41	4,860,000	4,955,888
Sartell Health Care Facilities
Revenue
(Country Manor Campus
Project)
Series A 5.25% 9/1/30	1,000,000	1,014,400
Series A 5.30% 9/1/37	600,000	615,054
Shakopee Health Care Facilities
Revenue
(St. Francis Regional Medical
Center)
4.00% 9/1/31	205,000	215,521
5.00% 9/1/34	165,000	177,490
St. Cloud Health Care Revenue
(Centracare Health System
Project)
4.00% 5/1/49	1,585,000	1,792,096
St. Cloud Health Care Revenue
(Centracare Health System
Project)
5.00% 5/1/48	3,150,000	3,828,290
Series A 4.00% 5/1/37	1,295,000	1,442,565
Series A 5.00% 5/1/46	4,800,000	5,613,744
Series B 5.00% 5/1/24	1,400,000	1,561,980
St. Paul Housing &
Redevelopment Authority
Health Care Facilities
Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	905,000	1,023,329
Series A 5.00% 11/15/47	680,000	813,225
(Health Partners Obligation
Group Project)
Series A 5.00% 7/1/29	2,000,000	2,323,220
Series A 5.00% 7/1/32	1,100,000	1,274,229
St. Paul Housing &
Redevelopment Authority
Housing & Health Care
Facilities Revenue
Series A 5.00% 12/1/36	750,000	896,497
(Senior Episcopal Homes
Project)
5.125% 5/1/48	1,200,000	1,232,748
Series A 4.75% 11/1/31	740,000	742,516
Wayzata Senior Housing
Revenue
(Folkestone Senior Living
Community)
3.75% 8/1/37	500,000	522,430
4.00% 8/1/44	350,000	365,439
5.00% 8/1/54	400,000	427,384
Winona Health Care Facilities
Revenue
(Winona Health Obligation)
4.65% 7/1/26	465,000	466,088
4.75% 7/1/27	785,000	786,860
5.00% 7/1/34	750,000	751,493
Woodbury Housing &
Redevelopment Authority
Revenue
(St. Therese of Woodbury)
5.125% 12/1/44	1,250,000	1,304,838
		65,983,387

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds – 1.69%
Minnesota Housing Finance
Agency
(Non Ace - State
Appropriated Housing)
Series C 5.00% 8/1/33	1,390,000	$1,563,750
Minnesota State Housing
Finance Agency
Series I 2.20% 1/1/51	825,000	784,963
Northwest Multi-County
Housing & Redevelopment
Authority
(Pooled Housing Program)
5.50% 7/1/45	560,000	575,601
		2,924,314
Lease Revenue Bonds – 8.56%
Minnesota State General Fund
Revenue Appropriations
Series A 5.00% 6/1/32	780,000	839,264
Series A 5.00% 6/1/38	5,500,000	5,896,000
Series A 5.00% 6/1/43	1,750,000	1,870,575
Minnesota State Housing
Finance Agency
(Non Ace - State
Appropriated Housing)
Series C 5.00% 8/1/36	1,000,000	1,121,090
University of Minnesota Special
Purpose Revenue
(State Supported Biomed
Science Research)
5.00% 8/1/35	1,040,000	1,043,640
5.00% 8/1/36	4,000,000	4,014,000
		14,784,569
Local General Obligation Bonds – 14.75%
Brainerd Independent School
District No. 181
(General Obligation School
Building Bonds)
Series A 4.00% 2/1/38	1,500,000	1,688,640
Series A 4.00% 2/1/43	1,500,000	1,675,200
Burnsville-Eagan-Savage
Independent School District
No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	1,185,000	1,311,119
City of Plymouth
(Capital Improvement)
Series A 3.00% 2/1/32	1,035,000	1,170,937
Duluth Independent School
District No. 709
Series A 4.00% 2/1/27	600,000	682,344
Duluth, Minnesota
(Improvement DECC)
Series A 5.00% 2/1/34	545,000	640,146
Edina Independent School
District No. 273
Series A 5.00% 2/1/27	1,500,000	1,728,195
Hennepin County
Series A 5.00% 12/1/36	1,190,000	1,440,447
Series A 5.00% 12/1/37	1,240,000	1,520,662
Series A 5.00% 12/1/41	1,060,000	1,272,403
Mahtomedi Independent School
District No. 832
(School Building)
Series A 5.00% 2/1/28	515,000	592,234
Minneapolis Special School
District No. 1
Series A 4.00% 2/1/36	190,000	223,429
Series A 4.00% 2/1/37	250,000	293,228
Series A 4.00% 2/1/38	260,000	304,309
Series B 4.00% 2/1/36	400,000	470,376
Series B 4.00% 2/1/37	530,000	621,642
Series B 4.00% 2/1/38	550,000	643,731
Mounds View Independent
School District No. 621
(School Building)
Series A 4.00% 2/1/43	2,000,000	2,239,020
St. Cloud, Minnesota
(Tax Abatement)
Series C 3.00% 10/1/32	1,425,000	1,609,723
St. Michael-Albertville
Independent School District
No. 885
(School Building)
Series A 5.00% 2/1/27	1,300,000	1,549,522
St. Paul Independent School
District No. 625
(School Building)
Series B 5.00% 2/1/26	1,000,000	1,062,340
White Bear Lake Independent
School District No. 624
Series A 3.00% 2/1/43	2,595,000	2,749,013
		25,488,660

Schedules of investments
Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds – 12.58%
Deephaven Charter School
(Eagle Ridge Academy
Project)
Series A 5.50%
7/1/43-23 §	500,000	$544,300
Minnesota Higher Education
Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00%
10/1/32-22 §	700,000	733,481
Minnesota State
(State Trunk Highway)
Series B 5.00% 10/1/22-21	5,500,000	5,500,000
Series B 5.00% 10/1/29-21	3,315,000	3,315,000
Rice County Educational
Facilities Revenue
(Shattuck-St. Mary’s School)
Series A 144A 5.00%
8/1/22 #	900,000	935,433
Rochester Electric Utility
Revenue
Series B 5.00% 12/1/30-23 §	1,300,000	1,433,718
Series B 5.00% 12/1/43-23 §	1,000,000	1,102,860
St. Paul Housing &
Redevelopment Authority
Hospital Facility
(Healtheast Care System
Project)
Series A 5.00% 11/15/29-25 §	395,000	466,752
Series A 5.00% 11/15/30-25 §	290,000	342,678
University of Minnesota
Series D 5.00%
12/1/36-21 §	2,655,000	2,675,576
Western Minnesota Municipal
Power Agency Supply
Revenue
Series A 5.00% 1/1/33-24 §	1,000,000	1,105,630
Series A 5.00% 1/1/40-24 §	750,000	829,223
Series A 5.00% 1/1/46-24 §	2,500,000	2,764,075
		21,748,726
Special Tax Revenue Bonds – 4.52%
Guam Government Business
Privilege Tax Revenue
Series A 5.25% 1/1/36	150,000	151,791
Minneapolis Revenue
(YMCA Greater Twin Cities
Project)
4.00% 6/1/29	165,000	178,391
Puerto Rico Infrastructure
Financing Authority Revenue
Series B 5.00% 7/1/41 ‡	4,465,000	2,070,644
Puerto Rico Sales Tax Financing
Revenue
(Restructured)
Series A-1 4.55% 7/1/40	1,250,000	1,407,825
Series A-1 4.75% 7/1/53	1,000,000	1,121,430
Series A-1 5.00% 7/1/58	1,600,000	1,818,816
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	935,000	1,061,608
		7,810,505
State General Obligation Bonds – 13.99%
Commonwealth of Puerto Rico
(Public Improvement)
Series B 5.75% 7/1/38 ‡	985,000	938,213
Minnesota State
Series A 5.00% 8/1/30	500,000	647,770
Series A 5.00% 8/1/35	1,895,000	2,428,556
Series E 5.00% 10/1/26	1,480,000	1,801,367
(Various Purposes)
Series A 4.00% 9/1/39	1,830,000	2,237,358
Series A 4.00% 9/1/40	570,000	694,596
Series A 5.00% 9/1/27	2,500,000	3,117,825
Series A 5.00% 9/1/31	2,100,000	2,845,983
Series A 5.00% 8/1/33	1,080,000	1,419,023
Series A 5.00% 8/1/38	500,000	626,695
Series A 5.00% 8/1/40	2,500,000	3,224,275
Series F 5.00% 10/1/22	4,000,000	4,193,480
		24,175,141
Transportation Revenue Bonds – 7.28%
Minneapolis – St. Paul
Metropolitan Airports
Commission Revenue
(Subordinate)
Series A 5.00% 1/1/31	410,000	495,218
Series A 5.00% 1/1/32	1,255,000	1,512,526
Series A 5.00% 1/1/49	2,000,000	2,443,800
Series B 5.00% 1/1/26	540,000	546,194
Series B 5.00% 1/1/26 (AMT)	500,000	549,790
Series B 5.00% 1/1/27	1,190,000	1,203,649
Series B 5.00% 1/1/31	250,000	252,793
Series B 5.00% 1/1/30	500,000	505,585
Series C 5.00% 1/1/33	2,000,000	2,404,340
Series C 5.00% 1/1/36	1,000,000	1,191,990
Series C 5.00% 1/1/46	1,245,000	1,480,604
		12,586,489

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 3.09%
Guam Government Waterworks
Authority
5.00% 7/1/40	840,000	$964,480
Metropolitan Council Waste
Water Revenue
Series B 4.00% 9/1/27	1,145,000	1,183,460
Series C 4.00% 3/1/31	1,355,000	1,564,754
Series C 4.00% 3/1/32	1,405,000	1,618,223
		5,330,917
Total Municipal Bonds
(cost $235,290,653)		247,181,067
Total Value of Securities–143.02%
(cost $235,290,653)		$247,181,067

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2021, the aggregate value of Rule 144A securities was $5,025,714, which represents 2.91% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 5 in “Notes to financial statements.”

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax
LLC – Limited Liability Corporation
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Investments® National Municipal Income Fund

September 30, 2021 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 140.95%
Corporate Revenue Bonds – 14.56%
Arizona Industrial Development
Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 7.75%
7/1/50 #	725,000	$862,685
Buckeye Tobacco Settlement
Financing Authority
(Senior)
Series A-2 4.00% 6/1/48	900,000	1,001,529
Central Plains Energy Project
Revenue, Nebraska
(Project No. 3)
Series A 5.00% 9/1/36	225,000	310,291
Commonwealth Financing
Authority Revenue,
Pennsylvania
(Tobacco Master Settlement
Payment)
4.00% 6/1/39 (AGM)	1,015,000	1,152,066
Florida Development Finance
Surface Transportation
Facilities Revenue
(Brightline Passenger Rail
Project)
Series B 144A 7.375%
1/1/49 (AMT) #	680,000	740,431
(Virgin Trains USA Passenger
Rail Project)
Series A 144A 6.50%
1/1/49 (AMT) #, ●	475,000	484,220
George L Smith II Congress
Center Authority Revenue
(Convention Center Hotel)
Series A 4.00% 1/1/54	1,000,000	1,135,180
M-S-R Energy Authority,
California Gas
Series B 6.50% 11/1/39	250,000	392,017
Series C 7.00% 11/1/34	1,000,000	1,507,940
New Jersey Tobacco Settlement
Financing Corporation
Series B 5.00% 6/1/46	200,000	234,498
New York Transportation
Development
(Delta Air Lines, Inc. -
LaGuardia Airport Terminals
C&D Redevelopment
Project)
4.00% 1/1/36 (AMT)	750,000	842,400
Shoals, Indiana
(National Gypsum Project)
7.25% 11/1/43 (AMT)	310,000	333,253
Tobacco Settlement Financing
Corporation, Louisiana
Asset-Backed Note
Series A 5.25% 5/15/35	460,000	491,597
Tobacco Settlement Financing
Corporation, New Jersey
Series A 5.00% 6/1/46	130,000	154,018
TSASC Revenue, New York
(Settlement)
Series A 5.00% 6/1/41	60,000	69,548
Valparaiso, Indiana
(Pratt Paper Project)
7.00% 1/1/44 (AMT)	240,000	270,062
		9,981,735
Education Revenue Bonds – 14.70%
Arizona Industrial Development
Authority Revenue
(American Charter Schools
Foundation Project)
144A 6.00% 7/1/47 #	330,000	396,093
Board of Regents of the
University of Texas System
Series B 5.00% 8/15/49	1,000,000	1,503,910
California Educational Facilities
Authority Revenue
(Loma Linda University)
Series A 5.00% 4/1/47	500,000	581,860
(Stanford University)
Series V-1 5.00% 5/1/49	900,000	1,369,179
Series V-2 2.25% 4/1/51	500,000	475,760
Health & Educational Facilities
Authority of the State of
Missouri
(St. Louis College of Pharmacy
Project)
5.25% 5/1/33	500,000	531,305

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority
Revenue
(CHF - Chicago, L.L.C. -
University Of Illinois at
Chicago Project)
Series A 5.00% 2/15/50	460,000	$523,691
(Chicago International Charter
School Project)
5.00% 12/1/47	535,000	612,174
Louisiana Public Facilities
Authority Revenue
(Provident Group-Flagship
Properties)
Series A 5.00% 7/1/56	500,000	563,655
Massachusetts Development
Finance Agency
(Umass Boston Student
Housing Project)
5.00% 10/1/48	285,000	317,530
Philadelphia, Pennsylvania
Authority for Industrial
Development
(1st Philadelphia Preparatory
College)
Series A 7.25% 6/15/43	370,000	421,056
Phoenix, Arizona Industrial
Development Authority
Revenue
(Rowan University Project)
5.00% 6/1/42	1,000,000	1,027,180
Pima County, Arizona Industrial
Development Authority
(Edkey Charter Schools
Project)
144A 5.00% 7/1/49 #	500,000	543,580
Private Colleges & Universities
Authority Revenue, Georgia
(Mercer University)
Series A 5.00% 10/1/32	135,000	135,000
University of California
Series AI 5.00% 5/15/32	1,000,000	1,075,670
		10,077,643
Electric Revenue Bonds – 5.17%
Long Island Power Authority,
New York Electric System
Revenue
5.00% 9/1/47	305,000	365,695
Long Island Power Authority,
New York Electric System
Revenue
Series A 5.00% 9/1/44	250,000	279,412
Series B 5.00% 9/1/46	130,000	153,758
Philadelphia, Pennsylvania Gas
Works Revenue
(1998 General Ordinance
Fifteenth Series)
5.00% 8/1/47	500,000	588,065
Puerto Rico Electric Power
Authority Revenue
Series A 5.05% 7/1/42 ‡	70,000	68,600
Series AAA 5.25% 7/1/25 ‡	40,000	39,350
Series CCC 5.25% 7/1/27 ‡	315,000	309,881
Series WW 5.00% 7/1/28 ‡	305,000	298,900
Series XX 4.75% 7/1/26 ‡	40,000	39,050
Series XX 5.25% 7/1/40 ‡	1,180,000	1,160,825
Series XX 5.75% 7/1/36 ‡	150,000	148,500
Series ZZ 4.75% 7/1/27 ‡	35,000	34,169
Series ZZ 5.25% 7/1/24 ‡	55,000	54,106
		3,540,311
Healthcare Revenue Bonds – 33.41%
Alabama Special Care Facilities
Financing Authority-
Birmingham Alabama
(Methodist Home for the
Aging)
6.00% 6/1/50	500,000	527,300
Allegheny County Hospital,
Pennsylvania Development
Authority
(Allegheny Health Network
Obligated Group Issue)
Series A 4.00% 4/1/44	300,000	337,200
Arizona Industrial Development
Authority Revenue
(Great Lakes Senior Living
Communities LLC Project)
Series A 5.00% 1/1/54	190,000	197,524
Series B 5.00% 1/1/49	70,000	66,553
Series B 5.125% 1/1/54	85,000	81,900
Series D-2 144A 7.75% 1/1/54 #	50,000	39,261
(Phoenix Children’s Hospital)
Series A 4.00% 2/1/50	530,000	609,876

Schedules of investments
Delaware Investments® National Municipal Income Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Brookhaven Development
Authority Revenue, Georgia
(Children’s Healthcare of
Atlanta)
Series A 4.00% 7/1/49	30,000	$34,414
California Health Facilities
Financing Authority Revenue
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	730,000	1,076,129
California Statewide
Communities Development
Authority
(Loma Linda University
Medical Center)
Series A 144A 5.25%
12/1/56 #	500,000	556,995
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living
Center)
Series A 7.00% 4/1/49	375,000	206,835
Colorado Health Facilities
Authority Revenue
(Adventhealth Obligated
Group)
Series A 3.00% 11/15/51	500,000	527,580
(CommonSpirit Health)
Series A-2 4.00% 8/1/49	1,000,000	1,122,350
(Healthcare Facilities -
American Baptist)
8.00% 8/1/43	330,000	350,546
(Sanford Health)
Series A 5.00% 11/1/44	500,000	621,585
Cuyahoga County, Ohio Hospital
Revenue
(The Metrohealth System)
5.50% 2/15/57	1,000,000	1,179,780
Escambia County Health
Facilities Authority Revenue
(Healthcare Facilities - Baptist)
Series A 4.00% 8/15/50	1,540,000	1,719,056
Glendale, Arizona Industrial
Development Authority
(Royal Oaks - Inspirata Pointe
Project)
Series A 5.00% 5/15/56	500,000	563,515
Hamilton County, Ohio Hospital
Revenue
(Cincinnati Children’s Hospital
Medical Center Project)
Series CC 5.00%
11/15/49	645,000	978,916
Kalispell, Montana
(Immanuel Lutheran
Corporation Project)
Series A 5.25% 5/15/37	700,000	766,864
Maryland Health & Higher
Educational Facilities Authority
(University of Maryland
Medical System Issue)
Series D 4.00% 7/1/48	255,000	285,886
Miami-Dade County, Florida
Health Facilities Authority
Revenue
(Nicklaus Children’s Hospital
Project)
5.00% 8/1/47	200,000	236,928
Michigan Finance Authority
Revenue
(Beaumont Health Credit
Group)
5.00% 11/1/44	1,000,000	1,165,760
Monroe County, New York
Industrial Development
Revenue
(Rochester Regional Health
Project)
Series A 4.00% 12/1/46	440,000	498,428
Montgomery County Higher
Education and Health
Authority
(Thomas Jefferson University)
Series A 4.00% 9/1/49	750,000	839,985
Moon, Pennsylvania Industrial
Development Authority
(Baptist Homes Society
Obligation)
6.125% 7/1/50	750,000	802,935
New Hope, Texas Cultural
Education Facilities
(Cardinal Bay Inc.)
Series A1 5.00% 7/1/51	135,000	127,993
Series B 4.75% 7/1/51	160,000	114,586

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Jersey Health Care Facilities
Financing Authority Revenue
(St. Peters University Hospital)
6.25% 7/1/35	300,000	$300,885
(Valley Health System
Obligated)
4.00% 7/1/44	475,000	543,666
New York State Dormitory
Authority
Series A 4.00% 7/1/53	355,000	407,597
(Orange Regional Medical
Center)
144A 5.00% 12/1/35 #	500,000	595,875
Oregon State Facilities Authority
Revenue
(Peacehealth Project)
Series A 5.00% 11/15/29	500,000	557,975
Palm Beach County Health
Facilities Authority, Florida
(Sinai Residences Boca Raton
Project)
Series A 7.50% 6/1/49	105,000	110,610
Palomar Health, California
5.00% 11/1/39	130,000	150,596
Pennsylvania Higher Educational
Facilities Authority Revenue
(University of Pennsylvania
Health System)
Series A 4.00% 8/15/43	750,000	888,360
Tarrant County, Texas Cultural
Education Facilities Finance
(Buckner Senior Living -
Ventana Project)
6.75% 11/15/47	250,000	282,773
University of North Carolina
Board of Governors
5.00% 2/1/49	500,000	756,345
Washington Health Care
Facilities Authority Revenue
(CommonSpirit Health)
Series A-2 5.00% 8/1/38	250,000	309,142
Westminster, Maryland
(Lutheran Village Millers
Grant)
Series A 6.00% 7/1/34	500,000	549,700
Wisconsin Health & Educational
Facilities Authority
(Covenant Communities, Inc.
Project)
Series B 5.00% 7/1/53	1,000,000	1,034,870
Yavapai County, Arizona
Industrial Development
Authority Revenue
(Yavapai Regional Medical
Center)
Series A 5.00% 8/1/28	720,000	776,916
		22,901,990
Lease Revenue Bonds – 8.85%
California State Public Works
Board Lease Revenue
(Various Capital Projects)
Series A 5.00% 4/1/37	1,000,000	1,023,820
Metropolitan Pier &
Exposition Authority Illinois
Revenue
(McCormick Place Expansion)
4.00% 6/15/50	1,375,000	1,539,409
5.00% 6/15/50	290,000	348,542
Series B 0.000% 12/15/54 (BAM) ^	990,000	387,852
New Jersey Economic
Development Authority
Series WW 5.25% 6/15/30	1,000,000	1,162,980
(Transit Transportation Project)
Series A 4.00% 11/1/44	400,000	456,360
New Jersey Transportation Trust
Fund Authority
Series AA 4.00% 6/15/45	1,000,000	1,148,750
		6,067,713
Local General Obligation Bonds – 2.83%
Chicago Board of Education,
Illinois
5.00% 4/1/42	205,000	239,473
5.00% 4/1/46	210,000	244,135
Chicago, Illinois
Series A 5.50% 1/1/34	225,000	254,059
Series C 5.00% 1/1/38	500,000	570,760
New York City, New York
Series C 5.00% 8/1/43	500,000	629,250
		1,937,677

Schedules of investments
Delaware Investments® National Municipal Income Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds – 8.95%
California State
(Various Purposes)
5.00% 10/1/41-21 §	440,000	$440,651
East Hempfield Township,
Pennsylvania Industrial
Development Authority
(Student Services Income -
Student Housing Project)
5.00% 7/1/35-23 §	1,000,000	1,082,670
JEA Electric System Revenue,
Florida
Series A 5.00% 10/1/33-23 §	645,000	705,830
Series A 5.00% 10/1/33-23 §	355,000	388,480
New Hope, Texas Cultural
Education Facilities
(Chief-Collegiate Housing-
Tarleton St.)
Series A 5.00%
4/1/34-24 §	1,000,000	1,106,810
New York State Dormitory
Authority
Series A 5.00% 3/15/33-23 §	1,000,000	1,069,630
Philadelphia, Pennsylvania Water
& Wastewater Revenue
Series A 5.00% 7/1/45-24 §	500,000	563,820
Suffolk County, New York
Tobacco Asset Securitization
Series B 5.00% 6/1/32-22 §	750,000	773,363
		6,131,254
Special Tax Revenue Bonds – 13.04%
Allentown, Pennsylvania
Neighborhood Improvement
Zone Development Authority
Revenue
(City Center Project)
144A 5.375% 5/1/42 #	175,000	204,633
Guam Government Business
Privilege Tax Revenue
Series B-1 5.00% 1/1/42	540,000	546,124
Kansas City, Missouri
Redevelopment Authority
Revenue
(Convention Centre Hotel
Project - TIF Financing)
Series B 144A 5.00%
2/1/40 #	135,000	137,510
Massachusetts Bay
Transportation Authority
Senior
Series A 5.25% 7/1/29	200,000	263,374
New Jersey Economic
Development Authority
Revenue
(Cigarette Tax)
5.00% 6/15/28	200,000	205,786
5.00% 6/15/29	800,000	823,000
Northampton County,
Pennsylvania Industrial
Development Authority
Revenue
(Route 33 Project)
7.00% 7/1/32	205,000	218,368
Public Finance Authority,
Wisconsin Airport Facilities
Revenue
(American Dream @
Meadowlands Project)
144A 7.00% 12/1/50 #	380,000	430,133
Puerto Rico Sales Tax Financing
Revenue
(Restructured)
Series A-1 4.579% 7/1/46 ^	2,310,000	762,646
Series A-1 4.75% 7/1/53	3,235,000	3,627,826
Series A-1 4.903% 7/1/51 ^	1,000,000	238,950
Series A-2 4.329% 7/1/40	595,000	661,289
Sales Tax Securitization, Illinois
Series A 5.00% 1/1/40	500,000	596,490
Wyandotte County, Kansas City,
Kansas Unified Government
Special Obligation Revenue
(Sales Tax - Vacation Village
Project A)
Series A 5.75% 9/1/32	220,000	222,836
		8,938,965
State General Obligation Bonds – 13.04%
California State
(Various Purposes)
4.00% 10/1/41	145,000	172,718
5.00% 10/1/41	285,000	368,251
5.00% 11/1/47	1,000,000	1,233,810
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.125% 7/1/37 ‡	225,000	203,063
Series A 5.25% 7/1/34 ‡	715,000	698,912

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Public Improvement)
Series A 8.00% 7/1/35 ‡	1,900,000	$1,643,500
Illinois State
5.00% 1/1/28	285,000	330,292
5.00% 5/1/36	90,000	98,142
5.00% 11/1/36	1,170,000	1,362,360
5.00% 2/1/39	160,000	173,448
5.50% 5/1/39	500,000	632,625
Series A 5.00% 4/1/38	170,000	178,465
Series A 5.125% 12/1/29	310,000	375,354
(Rebuild Illinois Program)
Series B 4.00% 11/1/39	1,300,000	1,465,789
		8,936,729
Transportation Revenue Bonds – 25.27%
Alameda Corridor, California
Transportation Authority
(2nd Sub Lien)
Series B 5.00% 10/1/37	430,000	503,281
Atlanta, Georgia Department of
Aviation
Series B 5.00% 1/1/29	1,000,000	1,105,750
California Municipal Finance
Authority Mobile Home Park
Revenue
(LINXS APM Project)
Series A 5.00%
12/31/47 (AMT)	615,000	733,289
Chicago, Illinois O’Hare
International Airport Revenue
(General-Senior Lien)
Series A 5.00% 1/1/48 (AMT)	250,000	301,247
Series D 5.25% 1/1/34	1,000,000	1,059,240
Harris County, Texas Toll Road
Authority Revenue
(Senior Lien)
Series A 4.00% 8/15/48	500,000	568,090
Metropolitan Transportation
Authority Revenue,
New York
(Green Bond)
Series A-1 5.00% 11/15/47	1,000,000	1,201,410
Series C-1 5.25% 11/15/55	750,000	912,165
Metropolitan Washington D.C.
Airports Authority Dulles Toll
Road Revenue
(Dulles Metrorail and Capital
Improvement Projects)
Series B 4.00% 10/1/49	510,000	572,827
New Jersey Turnpike Authority
Series A 4.00% 1/1/48	1,000,000	1,142,840
New Jersey Turnpike Authority
Series B 5.00% 1/1/40	250,000	305,027
New Orleans, Louisiana Aviation
Board
Series B 5.00% 1/1/45 (AMT)	1,000,000	1,128,020
New York Liberty Development
Revenue
(1 World Trade Center Port
Authority Construction)
5.00% 12/15/41	500,000	504,360
New York Transportation
Development
(La Guardia Airport)
Series A 5.25%
1/1/50 (AMT)	700,000	780,577
(Terminal 4 John F. Kennedy
International Airport
Project))
Series C 4.00% 12/1/41	65,000	73,613
Pennsylvania Turnpike
Commission Subordinate
Series A-1 5.00% 12/1/43	500,000	561,915
Series A-1 5.00% 12/1/47	210,000	253,342
Phoenix City, Arizona Civic
Improvement Airport Revenue
Series B 5.00%
7/1/49 (AMT)	1,000,000	1,217,880
Salt Lake City, Utah Airport
Revenue
Series B 5.00% 7/1/42	625,000	752,213
South Jersey Port Corporation
(Subordinated Marine
Terminal Revenue)
Series B 5.00%
1/1/48 (AMT)	195,000	229,228
South Jersey Port, New Jersey
(Subordinated Marine
Terminal Revenue)
Series A 5.00% 1/1/49	85,000	101,099
Series B 5.00% 1/1/42 (AMT)	85,000	100,588
St. Louis, Missouri Airport
Revenue
(Lambert St. Louis
International)
5.00% 7/1/32 (AMT)	1,000,000	1,034,350

Schedules of investments
Delaware Investments® National Municipal Income Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond
Surface Transportation
Corporate Senior Lien
Revenue
(Blueridge Transportation
Group)
5.00% 12/31/40 (AMT)	110,000	$123,520
5.00% 12/31/45 (AMT)	110,000	122,733
5.00% 12/31/50 (AMT)	160,000	178,086
(NTE Mobility Partners
Segments 3 LLC Segment
3C Project)
5.00% 6/30/58 (AMT)	500,000	598,710
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	225,000	250,940
7.00% 12/31/38 (AMT)	165,000	184,904
Triborough Bridge & Tunnel
Authority Revenue, New York
(MTA Bridges And Tunnels)
Series A 5.00% 11/15/49	350,000	443,300
Virginia Small Business Financing
Authority
(Transform 66 P3 Project)
5.00% 12/31/56 (AMT)	235,000	278,177
		17,322,721
Water & Sewer Revenue Bonds – 1.13%
New York City, New York Water &
Sewer System Revenue
Series GG-1 4.00% 6/15/50	500,000	576,280
(Unrefunded Balance)
5.00% 6/15/47	185,000	198,559
		774,839
Total Municipal Bonds
(cost $89,461,337)		96,611,577
Total Value of Securities–140.95%
(cost $89,461,337)		$96,611,577

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2021, the aggregate value of Rule 144A securities was $4,991,416, which represents 7.28% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 5 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Delaware Funds by Macquarie® Closed-End Municipal Bond Funds

September 30, 2021 (Unaudited)

	Delaware	Delaware	Delaware
	Investments®	Investments	Investments
	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Income	Income	Income
	Fund, Inc.	Fund II, Inc.	Fund Inc.
Assets:
Investments, at value*	$103,189,686	$247,181,067	$96,611,577
Cash	50,681	—	16,483
Interest receivable	1,224,153	3,013,722	1,156,483
Offering cost for preferred shareholders	188,467	217,876	204,211
Receivable for securities sold	—	—	1,394,554
Total Assets	104,652,987	250,412,665	99,383,308
Liabilities:
Due to custodian	—	2,385,350	—
Liquidation value of preferred stock	30,000,000	75,000,000	30,000,000
Other accrued expenses	37,947	80,759	39,001
Investment management fees payable to affiliates	34,641	81,968	32,692
Audit and tax fees payable	18,873	18,873	18,873
Legal fees payable to affiliates	2,418	3,593	3,869
Accounting and administration expenses payable to affiliates	637	1,059	620
Trustees’ fees and expenses payable	133	307	122
Reports and statements to shareholders expenses payable to affiliates	124	287	114
Payable for securities purchased	—	—	742,619
Rating agency fee payable	—	11,964	—
Total Liabilities	30,094,773	77,584,160	30,837,910
Total Net Assets Applicable to Common Shareholders	$74,558,214	$172,828,505	$68,545,398

Net Assets Applicable to Common Shareholders Consist of:
Paid-in capital ($0.001 par value)●, ϕ	$66,918,121	$157,931,075	$60,209,588
Total distributable earnings (loss)	7,640,093	14,897,430	8,335,810
Total Net Assets Applicable to Common Shareholders	$74,558,214	$172,828,505	$68,545,398
Net Asset Value per Common Share	$15.41	$15.02	$15.14
____________________

*Investments, at cost	$95,851,969	$235,290,653	$89,461,337
● Common shares outstanding	4,837,100	11,504,975	4,528,443
ϕ Common shares authorized	200 million	200 million	unlimited

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Delaware Funds by Macquarie® Closed-End Municipal Bond Funds

Six months ended September 30, 2021 (Unaudited)

	Delaware	Delaware	Delaware
	Investments®	Investments	Investments
	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Income	Income	Income
	Fund, Inc.	Fund II, Inc.	Fund Inc.
Investment Income:
Interest	$1,737,665	$4,080,995	$1,751,425

Expenses:
Management fees	211,392	500,188	199,517
Interest expense	164,474	411,186	164,474
Accounting and administration expenses	27,959	39,830	27,634
Dividend disbursing and transfer agent fees and expenses	21,758	45,049	22,800
Legal fees	19,505	42,317	22,862
Audit and tax fees	18,873	18,873	18,873
Rating agency fees	15,030	6,409	15,026
Reports and statements to shareholders expenses	11,686	22,838	9,731
Offering costs	2,974	3,093	3,263
Stock exchange fees	2,352	5,483	2,165
Directors’/Trustees’ fees and expenses	1,499	3,470	1,380
Custodian fees	958	2,280	979
Registration fees	144	90	144
Other	10,012	17,381	12,311
Total operating expenses	508,616	1,118,487	501,159
Net Investment Income	1,229,049	2,962,508	1,250,266
Net Realized and Unrealized Gain:
Net realized gain on investments	167,163	21,942	344,435
Net change in unrealized appreciation (depreciation) of investments	563,192	583,960	968,244
Net Realized and Unrealized Gain	730,355	605,902	1,312,679
Net Increase in Net Assets Resulting from Operations	$1,959,404	$3,568,410	$2,562,945

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Funds by Macquarie® Closed-End Municipal Bond Funds

	Delaware		Delaware		Delaware
	Investments®		Investments		Investments
	Colorado		Minnesota		National
	Municipal		Municipal		Municipal
	Income		Income		Income
	Fund, Inc.		Fund II, Inc.		Fund
	Six months		Six months		Six months
	ended		ended		ended
	9/30/21	Year ended	9/30/21	Year ended	9/30/21	Year ended
	(Unaudited)	3/31/21	(Unaudited)	3/31/21	(Unaudited)	3/31/21
Increase in Net Assets from Operations:
Net investment income	$1,229,049	$2,589,485	$2,962,508	$6,107,318	$1,250,266	$2,624,735
Net realized gain	167,163	175,454	21,942	61,392	344,435	189,105
Net change in unrealized appreciation
(depreciation)	563,192	4,414,827	583,960	5,462,917	968,244	4,860,673
Net increase in net assets resulting from operations	1,959,404	7,179,766	3,568,410	11,631,627	2,562,945	7,674,513

Dividends and Distributions to Common
Shareholders from:
Distributable earnings	(1,209,275)	(2,655,568)	(2,358,520)	(4,601,990)	(1,200,037)	(2,576,684)
Total distributions to shareholders	(1,209,275)	(2,655,568)	(2,358,520)	(4,601,990)	(1,200,037)	(2,576,684)
Capital Share Transactions:
Net Increase in Net Assets Applicable to
Common Shareholders	750,129	4,524,198	1,209,890	7,029,637	1,362,908	5,097,829

Net Assets Applicable to Common
Shareholders:
Beginning of period	73,808,085	69,283,887	171,618,615	164,588,978	67,182,490	62,084,661
End of period	$74,558,214	$73,808,085	$172,828,505	$171,618,615	$68,545,398	$67,182,490

See accompanying notes, which are an integral part of the financial statements.

Statements of cash flows
Delaware Funds by Macquarie® Closed-End Municipal Bond Funds

Six months ended September 30, 2021 (Unaudited)

	Delaware	Delaware	Delaware
	Investments®	Investments	Investments
	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Income	Income	Income
	Fund, Inc.	Fund II, Inc.	Fund Inc.
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	1,959,404	3,568,410	2,562,945
Adjustments to reconcile net increase in net assets from operations to cash provided by (used for) operating activities:
Amortization of premium and accretion of discount on investments	372,955	1,245,485	231,465
Proceeds from disposition of investment securities	4,348,506	12,128,605	9,696,875
Purchase of investment securities	(4,430,062)	(16,617,132)	(9,182,303)
Net realized gain on investments	(167,163)	(21,942)	(344,435)
Net change in unrealized (appreciation) depreciation of investments	(563,192)	(583,960)	(968,244)
(Increase) decrease in receivable for securities sold	—	—	(1,394,554)
(Increase) decrease in interest receivable	(11,343)	44,554	28,032
Increase (decrease) in payable for securities purchased	—	—	742,619
(Increase) decrease in offering cost for preferred shareholders	3,424	3,959	3,710
(Increase) decrease in prepaid rating agency fee	14,580	26,544	14,580
Increase (decrease) in Directors’/Trustees’ fees and expenses payable to affiliates	(272)	(636)	(246)
Increase (decrease) in accounting and administration expenses payable to affiliates	3	20	5
Increase (decrease) in investment management fees payable to affiliates	(577)	(1,785)	(282)
Increase (decrease) in reports and statements to shareholders expenses payable to affiliates	18	40	17
Increase (decrease) in audit fee payable	15,373	15,373	15,373
Increase (decrease) in legal fees payable to affiliates	593	782	2,112
Increase (decrease) in other accrued expenses	(2,935)	20,947	(7,457)
Total adjustments	(420,092)	(3,739,146)	(1,162,733)
Net cash provided by operating activities	1,539,312	(170,736)	1,400,212

Cash provided by (used for) financing activities:
Cash dividends and distributions paid to common shareholders and preferred shareholders	(1,209,275)	(2,358,520)	(1,200,037)
Increase (decrease) in bank overdraft	—	2,385,350	—
Net cash provided by (used for) financing activities	(1,209,275)	26,830	(1,200,037)
Net increase (decrease) in cash	330,037	(143,906)	200,175
Cash at beginning of period	(279,356)	143,906	(183,692)
Cash at end of period	$50,681	$—	$16,483

Cash paid for interest expense for leverage	$164,474	$411,186	$164,474

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Investments® Colorado Municipal Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/21[1]	Year ended
	(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$15.26	$14.32	$14.90	$14.90	$14.93	$15.66
Income (loss) from investment operations:
Net investment income[2]	0.25	0.54	0.54	0.58	0.63	0.67
Net realized and unrealized gain (loss)	0.15	0.95	(0.40)	0.04	0.03	(0.68)
Total from investment operations	0.40	1.49	0.14	0.62	0.66	(0.01)
Less dividends and distributions to
common shareholders from:
Net investment income	(0.25)	(0.49)	(0.57)	(0.62)	(0.69)	(0.72)
Net realized gain	—	(0.06)	(0.15)	—	—	—
Total dividends and distributions	(0.25)	(0.55)	(0.72)	(0.62)	(0.69)	(0.72)
Net asset value, end of period	$15.41	$15.26	$14.32	$14.90	$14.90	$14.93
Market value, end of period	$14.71	$14.14	$13.27	$14.17	$14.39	$14.70
Total return based on:[3]
Net asset value	2.70%	10.83%	0.58%	4.50%	4.44%	(0.07% )
Market value	5.79%	10.82%	(1.99% )	2.90%	2.44%	2.24%
Ratios and supplemental data:
Net assets applicable to common shares, end of
period (000 omitted)	$149,116	$73,808	$69,284	$72,051	$72,050	$72,240
Ratio of expenses to average net assets
applicable to common shareholders[4]	1.35%	1.52%	2.10%	2.14%	1.82%	1.60%
Ratio of net investment income to average net
assets applicable to common shareholders[5]	3.25%	3.57%	3.56%	3.98%	4.14%	4.32%
Portfolio turnover	4%	19%	31%	7%	11%	12%
Leverage analysis:
Value of preferred shares outstanding
(000 omitted)[6]	30,000	30,000	30,000	30,000	30,000	30,000
Net asset coverage per share of preferred shares,
end of period[6]	348,527	346,027	330,946	340,171	340,167	340,799
Liquidation value per share of preferred shares[6]	100,000	100,000	100,000	100,000	100,000	100,000

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.03, $0.07, $0.16, $0.17, $0.14, and $0.11 per share for the six months ended September 30, 2021 and the years ended March 31, 2021, 2020, 2019, 2018, and 2017, respectively.
[3]	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
[4]	The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended September 30, 2021 and years ended March 31, 2021, 2020, 2019, 2018, and 2017 were 0.91%, 0.95%, 1.06%, 1.00%, 0.93%, and 0.90%, respectively.
[5]	The ratio of net investment income excluding interest expense to average net assets for the six months ended September 30, 2021 and the years ended March 31, 2021, 2020, 2019, 2018, and 2017 were 3.69%, 4.14%, 4.60%, 5.12%, 5.03%, and 5.03%, respectively.
[6]	In November 2011, the Fund issued a series of 300 variable rate preferred shares, with a liquidation preference of $100,000 per share (Series 2016 Shares).The Series 2016 Shares were redeemed on February 2, 2016 and replaced with Series 2021 Shares, which were the same amount and value as the Fund’s Series 2016 Shares. On April 25, 2019, the Fund redeemed the Series 2021 Shares, and replaced them with Series 2049 Muni-MultiMode Preferred Shares (Series 2049), which have the same amount and value as the Series 2021 Shares.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Investments® Minnesota Municipal Income Fund II, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/21[1]	Year ended
	(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$14.92	$14.31	$14.48	$14.27	$14.41	$15.05
Income (loss) from investment operations:
Net investment income[2]	0.26	0.53	0.46	0.48	0.51	0.55
Net realized and unrealized gain (loss)	0.05	0.48	(0.15)	0.18	(0.12)	(0.59)
Total from investment operations	0.31	1.01	0.31	0.66	0.39	(0.04)
Less dividends and distributions to
common shareholders from:
Net investment income	(0.21)	(0.40)	(0.45)	(0.45)	(0.53)	(0.60)
Net realized gain	—	—	(0.03)	—	—	—
Total dividends and distributions	(0.21)	(0.40)	(0.48)	(0.45)	(0.53)	(0.60)
Net asset value, end of period	$15.02	$14.92	$14.31	$14.48	$14.27	$14.41
Market value, end of period	$14.18	$13.19	$12.37	$12.63	$12.63	$14.56
Total return based on:[3]
Net asset value	2.14%	7.54%	2.45%	5.26%	2.82%	(0.27% )
Market value	9.08%	9.99%	1.53%	3.73%	(9.94% )	3.16%
Ratios and supplemental data:
Net assets applicable to common shares, end of
period (000 omitted)	$172,829	$171,619	$164,589	$166,540	$164,193	$165,754
Ratio of expenses to average net assets
applicable to common shareholders[4]	1.28%	1.32%	1.97%	2.10%	1.78%	1.59%
Ratio of net investment income to average net
assets applicable to common shareholders[5]	3.39%	3.61%	3.12%	3.40%	3.48%	3.69%
Portfolio turnover	5%	2%	14%	13%	22%	9%
Leverage analysis:
Value of preferred shares outstanding
(000 omitted)[6]	75,000	75,000	75,000	75,000	75,000	75,000
Net asset coverage per share of preferred shares,
end of period[6]	330,438	328,825	319,452	322,053	318,924	321,006
Liquidation value per share of preferred shares[6]	100,000	100,000	100,000	100,000	100,000	100,000

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.04, $0.07, $0.16, $0.18, $0.14, and $0.12 per share for the six months ended September 30, 2021 and the years ended March 31, 2021, 2020, 2019, 2018, and 2017, respectively.
[3]	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
[4]	The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended September 30, 2021 and years ended March 31, 2021, 2020, 2019, 2018, and 2017 were 0.81%, 0.83%, 0.89%, 0.85%, 0.81%, and 0.82%, respectively.
[5]	The ratio of net investment income excluding interest expense to average net assets for the six months ended September 30, 2021 and the years ended March 31, 2021, 2020, 2019, 2018, and 2017 were 3.86%, 4.10%, 4.20%, 4.65%, 4.45%, and 4.46%, respectively.
[6]	In November 2011, the Fund issued a series of 750 variable rate preferred shares, with a liquidation preference of $100,000 per share (Series 2016 Shares).The Series 2016 Shares were redeemed on February 2, 2016 and replaced with Series 2021 Shares, which were the same amount and value as the Fund’s Series 2016 Shares. On April 25, 2019, the Fund redeemed the Series 2021 Shares, and replaced them with Series 2049 Muni-MultiMode Preferred Shares (Series 2049), which have the same amount and value as the Series 2021 Shares.

See accompanying notes, which are an integral part of the financial statements.

Delaware Investments® National Municipal Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/21[1]	Year ended
	(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
Net asset value, beginning of period	$14.84	$13.71	$14.44	$14.34	$14.31	$15.02
Income (loss) from investment operations:
Net investment income[2]	0.28	0.58	0.54	0.59	0.64	0.66
Net realized and unrealized gain (loss)	0.29	1.12	(0.57)	0.11	(0.01)	(0.69)
Total from investment operations	0.57	1.70	(0.03)	0.70	0.63	(0.03)
Less dividends and distributions to
common shareholders from:
Net investment income	(0.27)	(0.51)	(0.55)	(0.60)	(0.60)	(0.68)
Net realized gain	—	(0.06)	(0.15)	—	—	—
Total dividends and distributions	(0.27)	(0.57)	(0.70)	(0.60)	(0.60)	(0.68)
Net asset value, end of period	$15.14	$14.84	$13.71	$14.44	$14.34	$14.31
Market value, end of period	$14.10	$13.12	$12.24	$12.69	$12.62	$12.94
Total return based on:[3]
Net asset value	3.96%	13.20%	(0.24% )	5.71%	4.84%	0.01%
Market value	9.51%	12.11%	1.35%	5.56%	2.04%	(1.50% )
Ratios and supplemental data:
Net assets applicable to common shares, end of
period (000 omitted)	$68,545	$67,182	$62,085	$65,399	$64,924	$64,792
Ratio of expenses to average net assets
applicable to common shareholders[4]	1.44%	1.66%	2.27%	2.31%	1.97%	1.73%
Ratio of net investment income to average net
assets applicable to common shareholders[5]	3.59%	4.03%	3.69%	4.19%	4.36%	4.45%
Portfolio turnover	9%	19%	33%	16%	50%	13%
Leverage analysis:
Value of preferred shares outstanding
(000 omitted)[6]	30,000	30,000	30,000	30,000	30,000	30,000
Net asset coverage per share of preferred shares,
end of period[6]	328,485	323,942	306,949	317,996	316,412	315,898
Liquidation value per share of preferred shares[6]	100,000	100,000	100,000	100,000	100,000	100,000

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.04, $0.08, $0.17, $0.18, $0.14, and $0.12 per share for the six months ended September 30, 2021 and the years ended March 31, 2021, 2020, 2019, 2018, and 2017, respectively.

[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended September 30, 2021 and years ended March 31, 2021, 2020, 2019, 2018, and 2017 were 0.97%, 1.02%, 1.11%, 1.05%, 0.98%, and 0.94%, respectively.

[5]

The ratio of net investment income excluding interest expense to average net assets for the six months ended September 30, 2021 and the years ended March 31, 2021, 2020, 2019, 2018, and 2017 were 4.06%, 4.67%, 4.84%, 5.45%, 5.35%, and 5.24%, respectively.

[6]

In March 2012, the Fund issued a series of 300 variable rate preferred shares, with a liquidation preference of $100,000 per share (Series 2017 Shares). The Series 2017 Shares were redeemed on February 2, 2016 and replaced with Series 2021 Shares, which were the same amount and value as the Fund’s Series 2017 Shares. On April 25, 2019, the Fund redeemed the Series 2021 Shares, and replaced them with Series 2049 Muni-MultiMode Preferred Shares (Series 2049), which have the same amount and value as the Series 2021 Shares.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware Funds by Macquarie® Closed-End Municipal Bond Funds

September 30, 2021 (Unaudited)

Delaware Investments® Colorado Municipal Income Fund, Inc. (Colorado Municipal Fund) and Delaware Investments Minnesota Municipal Income Fund II, Inc. (Minnesota Municipal Fund II) are organized as Minnesota corporations and Delaware Investments National Municipal Income Fund (National Municipal Fund) is organized as a Massachusetts business trust (each referred to as a Fund and collectively as the Funds). Colorado Municipal Fund, Minnesota Municipal Fund II, and National Municipal Fund are considered diversified closed-end management investment companies under the Investment Company Act of 1940, as amended (1940 Act). The Funds’ shares trade on the NYSE American, the successor to the American Stock Exchange, formerly known as NYSE Market.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Directors/Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended September 30, 2021 and for all open tax years (years ended March 31, 2018–March 31, 2021), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended September 30, 2021, the Funds did not incur any interest or tax penalties.

Cash and Cash Equivalents — Cash and cash equivalents include deposits held at financial institutions, which are available for each Fund’s use with no restrictions, with original maturities of 90 days or less.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended September 30, 2021.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee of 0.40% which is calculated based on each Fund’s adjusted average daily net assets.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended September 30, 2021, the Funds were charged for these services as follows:

Fund	Fees
Delaware Investments Colorado Municipal Income Fund, Inc.	$3,852
Delaware Investments Minnesota Municipal Income Fund II, Inc.	6,374
Delaware Investments National Municipal Income Fund	3,748

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended September 30, 2021, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Investments Colorado Municipal Income Fund, Inc.	$14,712
Delaware Investments Minnesota Municipal Income Fund II, Inc.	22,802
Delaware Investments National Municipal Income Fund	16,689

Directors’/Trustees’ fees include expenses accrued by each Fund for each Director’s/Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Directors/Trustees of the Funds. These officers and Directors/Trustees are paid no compensation by the Funds.

Cross trades for the six months ended September 30, 2021, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review a report related to the Funds’ compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended September 30, 2021, the Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net realized gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Investments Colorado Municipal Income Fund, Inc.	$150,011	$1,729,021	$25,914
Delaware Investments Minnesota Municipal Income Fund II, Inc.	2,900,031	2,621,237	10,914
Delaware Investments National Municipal Income Fund	2,400,021	3,672,683	163,097

3. Investments

For the six months ended September 30, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Investments Colorado Municipal Income Fund, Inc.	$4,430,062	$4,348,506
Delaware Investments Minnesota Municipal Income Fund II, Inc.	16,617,132	12,128,605
Delaware Investments National Municipal Income Fund	9,182,303	9,696,875

Notes to financial statements
Delaware Funds by Macquarie® Closed-End Municipal Bond Funds

3. Investments (continued)

At September 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2021, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

		Aggregate	Aggregate
		unrealized	unrealized	Net unrealized
	Cost of	appreciation	depreciation	appreciation
Fund	investments	of investments	of investments	of investments
Delaware Investments Colorado Municipal Income Fund, Inc.	$95,829,341	$7,507,647	$(147,301)	$7,360,346
Delaware Investments Minnesota Municipal Income Fund II, Inc.	235,251,080	12,902,374	(972,387)	11,929,987
Delaware Investments National Municipal Income Fund	89,449,262	7,527,573	(365,258)	7,162,315

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Delaware
Investments
Colorado
Municipal
Income Fund,
Inc.
Level 2
Securities
Assets:
Municipal Bonds	$103,189,686

Delaware
Investments
Minnesota
Municipal
Income Fund II,
Inc.
Level 2
Securities
Assets:
Municipal Bonds	$247,181,067

Delaware
Investments
National
Municipal
Income Fund
Level 2
Securities
Assets:
Municipal Bonds	$96,611,577

During the six months ended September 30, 2021, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. During the six months ended September 30, 2021, there were no Level 3 investments.

4. Capital Stock

Pursuant to their articles of incorporation, Colorado Municipal Fund and Minnesota Municipal Fund II each have 200 million shares of $0.01 par value common shares authorized. National Municipal Fund has been authorized to issue an unlimited amount of $0.01 par value common shares. Shares issuable under each Fund’s dividend reinvestment plan are purchased by each Fund’s transfer agent, Computershare, Inc., in the open market. During the six months ended September 30, 2021 and the year ended March 31, 2021, the Funds did not issue any shares under their dividend reinvestment plan.

On April 25, 2019, Colorado Municipal Fund, Minnesota Municipal Fund II, and National Municipal Fund (each, a “Fund” and collectively, the “Funds”) priced private offerings to a qualified institutional buyer, as defined pursuant to Rule 144A under the Securities Act of 1933, of approximately $135 million of Muni-MultiMode Preferred Shares, Series 2049 (MMP). Colorado Municipal Fund, Minnesota Municipal Fund II, and National Municipal Fund issued $30,000,000, $75,000,000 and $30,000,000, respectively, of MMP Shares with a $100,000 liquidation value per share. Each Fund used the net proceeds from each offering to redeem its outstanding Variable Rate MuniFund Term Preferred Shares, Series 2021 (VMTP). The MMP shares were the same amount and value as the respective Fund’s VMTP shares.

The MMP shares are a floating rate form of preferred stock with a mandatory term redemption. The mandatory term redemption date for these three offerings is April 1, 2049. MMP shares have the option at either the request of the purchaser or issuer to be converted to a variable rate demand preferred (“VRDP”) structure. The converted VRDP shares could then be offered for sale to certain institutional investors. The VRDP could continue to remain outstanding for the remainder of the MMP shares’ 30-year term. MMP dividends are set weekly at a spread to the Securities Industry and Financial Markets Association Municipal Swap Index. MMP shares represent the preferred stock of each Fund and are senior, with priority in all respects, to each Fund’s common shares as to payments of dividends. MMP shares are redeemable at par. A Fund may be obligated to redeem certain of the MMP shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any

Notes to financial statements
Delaware Funds by Macquarie® Closed-End Municipal Bond Funds

4. Capital Stock (continued)

accumulated but unpaid dividends. Dividends on MMP shares are set weekly, and are based on a short-term index rate plus an additional spread that is subject to adjustment in certain circumstances, including a change in the credit rating assigned to the MMP shares by Fitch Ratings (“Fitch”).

The weighted average dividend rates for the six months ended September 30, 2021 were as follows:

Delaware Investments Colorado Municipal Income Fund, Inc.	$1.10
Delaware Investments Minnesota Municipal Income Fund II, Inc.	1.10
Delaware Investments National Municipal Income Fund	1.10

The Funds use leverage because their managers believe that, over time, leveraging may provide opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage; accordingly, the use of structural leverage may hurt a Fund’s overall performance.

Leverage may also cause the Funds to incur certain costs. In the event that a Fund is unable to meet certain criteria (including, but not limited to, maintaining certain ratings with Fitch, funding dividend payments, or funding redemptions), that Fund will pay additional fees with respect to the leverage.

For financial reporting purposes, the MMP shares are considered debt of the issuer; therefore, the liquidation value which approximates fair value of the MMP shares is recorded as a liability in the statements of assets and liabilities. Dividends accrued and paid on the MMP shares are included as a component of interest expense in the statements of operations. The MMP shares are treated as equity for legal and tax purposes. Dividends paid to holders of the MMP shares are generally classified as tax-exempt income for tax-reporting purposes.

Offering costs for MMP shares are recorded as a deferred charge and amortized over the 30-year life of the MMP shares. These are presented as “Offering cost for preferred shareholders” on the “Statements of assets and liabilities” and “Offering costs” on the “Statements of operations.”

5. Geographic, Credit, and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by municipalities. Because each of Colorado Municipal Fund and Minnesota Municipal Fund II invests substantially all of its net assets in municipal obligations of its respective state at the time of investment, events in that state may have a significant impact on the performance and investments of Colorado Municipal Fund and Minnesota Municipal Fund II. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, changes in the credit ratings assigned to the state’s municipal issuers, the effects of natural or human-made disasters, or other economic, legislative, or political or social issues. Any downgrade to the credit rating of the securities issued by the US government may result in a downgrade of securities issued by the states or US territories. National Municipal Fund will be subject to these risks as well but to a lesser extent because it invests at least 80% of its net assets in securities, the income from which is exempt from federal income tax and is not limited to investing substantially all of its assets in municipal obligations of a single state. From time to time and consistent with its investment policies, National Municipal Fund may invest a considerable portion of its assets in certain municipalities. As of September 30, 2021, National Municipal Fund has invested 17.00%, 16.48%, 15.15%, 14.57%, 11.55%, and 10.06% (each as a percentage of net assets) in securities issued by the State of California, the State of Illinois, the State of New York, the Commonwealth of Puerto Rico, the Commonwealth of Pennsylvania, and the State of New Jersey, respectively. These investments could make National Municipal Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds. For a complete list of the Fund’s holdings by state/territory, please see page 3.

Each Fund may invest a percentage of assets in obligations of governments of US territories, commonwealths, and possessions such as Puerto Rico, the US Virgin Islands, or Guam. To the extent a Fund invests in such obligations, that Fund may be adversely affected by local political and economic conditions and developments within these US territories, commonwealths, and possessions.

In particular, there recently has been speculation that due to a weak economic outlook, high government debt levels, and credit rating downgrades by S&P and Moody’s, Puerto Rican debt obligations may be subject to a greater risk of default. In striving to manage geographic concentration risk for a Fund, DMC carefully monitors the economies of each state, region, and US territory and possession in which the Fund invests or may invest. In general, DMC believes these economies are broad enough to satisfy a Fund’s investment needs. However, there is no way to eliminate this risk when investing with a concentration in certain geographic areas.

From time to time, a fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the United States, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent the Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s (S&P) and/or Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

To the extent that the Funds invest in securities with longer duration, they may be more sensitive to fluctuation of interest rates.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Notes to financial statements
Delaware Funds by Macquarie® Closed-End Municipal Bond Funds

5. Geographic, Credit, and Market Risks (continued)

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities held by each Fund have been identified on the “Schedules of investments.”

6. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

7. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

8. Subsequent Events

The Boards of Trustees / Directors of Delaware Investments National Municipal Income Fund (the “Acquiring Fund”), Delaware Investments Colorado Municipal Income Fund, Inc. (the “Colorado Muni Fund”) and Delaware Investments Minnesota Municipal Income Fund II, Inc. (the “Minnesota Muni Fund”) announced the final results of voting at the Joint Annual Meeting of Shareholders (the “Annual Meeting”) held on October 11, 2021, adjourned to November 9, 2021. Shareholders of each Fund approved an Agreement and Plan of Acquisition (the “Plan of Acquisition”) providing for (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of each the Colorado Muni Fund and the Minnesota Muni Fund in exchange solely for (a) full and fractional shares of common stock, par value $0.01 per share, of the Acquiring Fund; and (b) Muni-MultiMode Preferred Shares, Series 2049, liquidation preference $100,000 per share, of the Acquiring Fund; (ii) the pro rata distribution of such shares of the Acquiring Fund to the shareholders of each the Colorado Muni Fund and the Minnesota Muni Fund according to their respective interests in liquidation, and (iii) the dissolution of each of the Colorado Muni Fund and the Minnesota Muni Fund as soon as is practicable after the closing. In addition, all of the nominees for the Boards of Trustees/Directors were elected.

Management has determined that no other material events or transactions occurred subsequent to September 30, 2021, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)
Delaware Funds by Macquarie® Closed-End Municipal Bond Funds

Fund management

Gregory A. Gizzi
Managing Director, Head of Municipal Bonds, Senior Portfolio Manager

Gregory A. Gizzi is head of municipal bonds for Macquarie Investment Management Fixed Income (MFI) in the Americas, a role he assumed in February 2019. In this role, he is responsible for the overall operation of the strategy and is team lead on several of the tax-exempt strategies. Additionally, Gizzi continues to be responsible for MFI’s taxable municipal business and the marketing efforts for the municipal product. Previously, Gizzi was co-portfolio manager of the firm’s municipal bond funds and several client accounts, a role he held since November 2011. Before joining Macquarie Investment Management in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm’s tax-exempt institutional sales effort. Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager. He later worked in the same capacity at Dillon Read. Gizzi earned his bachelor’s degree in economics from Harvard University.

Stephen J. Czepiel
Managing Director, Head of Municipal Bonds Portfolio Management, Senior Portfolio Manager

Stephen J. Czepiel leads the portfolio management of the firm’s municipal bonds strategies for Macquarie Investment Management Fixed Income (MFI) in the Americas, a role he assumed in February 2019. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts, a role he has held since August 2007. He joined Macquarie Investment Management in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.

Jake van Roden
Managing Director, Senior Portfolio Manager

Jake van Roden is a member of the municipal bond department within Macquarie Investment Management Fixed Income (MFI) in the Americas. He is a portfolio manager for MFI’s nine open-end state-specific municipal bond funds, as well as for several municipal bond client accounts, a role he assumed in December 2017. In February 2019, his portfolio management role expanded to include MFI’s closed-end municipal bond funds and the three national municipal open-end funds. He joined the municipal department in July 2004 as a generalist and became head of municipal trading in December 2012. Before that, van Roden interned at Macquarie Investment Management in the client services department. He received a bachelor’s degree in American studies with a minor in government from Franklin & Marshall College.

Delaware Investments® Colorado Municipal Income Fund, Inc.

Fund strategies and risks

What are the Fund’s principal investment strategies?

The Fund seeks to achieve its investment objective by investing under normal circumstances, substantially all (at least 80%) of its assets in tax-exempt “Colorado Municipal Obligations.” “Municipal Obligations” are debt obligations issued by states, cities and local authorities, and possessions and certain territories of the United States and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities, is, at the time of issuance, not includable in gross income for federal income tax purposes. “Colorado Municipal Obligations” are Municipal Obligations issued by or on behalf of the State of Colorado, its agencies, instrumentalities and political subdivisions and which bear interest that, in the opinion of bond counsel or other counsel to the issuer, is exempt from both regular federal income tax and Colorado state income tax. The Fund may invest up to 20% of the Fund’s total assets in securities that generate interest that is subject to federal alternative minimum tax (“AMT”).

The Fund may invest without limitation in Colorado Municipal Obligations rated investment grade (i.e., those rated BBB and above or unrated but judged to be of comparable quality by the Fund’s investment adviser). The Fund may also invest up to 20% of its net assets in Colorado

Other Fund information (Unaudited)
Delaware Funds by Macquarie® Closed-End Municipal Bond Funds

Fund strategies and risks (continued)

Municipal Obligations with an investment rating of Ba/BB or lower, or that are unrated but judged to be of comparable quality by the Fund’s investment adviser. In normal circumstances, the Fund does not intend to invest more than 5% of its assets in instruments other than Municipal Obligations.

The Fund intends to emphasize investments in Colorado Municipal Obligations with long-term maturities in order to maintain an average portfolio maturity of 20 to 30 years. The average portfolio maturity, however, may be shortened from time to time depending upon market conditions. As a result, the Fund’s portfolio at any given time may include both long- and intermediate-term Colorado Municipal Obligations.

The Fund may invest without limit in state or municipal leases and participation interests therein. Municipal lease obligations held by the Fund will be treated as illiquid unless they are determined to be liquid pursuant to guidelines established by the Fund’s Board.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds.

The Fund may invest up to 20% of its net assets in municipal obligations issued by or on behalf of territories of the United States – such as Guam, the US Virgin Islands or Puerto Rico – that are exempt from Colorado and federal income tax, subject to the Fund’s fundamental investment policy to invest 80% of its assets in Colorado municipal obligations.

The Fund may invest up to 5% of its total assets in Colorado Municipal Obligations whose rates vary inversely with changes in market rates of interest (so-called “inverse floaters”).

Although in normal circumstances the Fund does not intend to invest more than 5% of its assets in instruments other than Municipal Obligations, the Fund may attempt to hedge its investment portfolio against market risk by engaging in various hedging transactions. In particular, the Fund may purchase and sell futures contracts, enter into various interest rate transactions, and may purchase and sell (or write) exchange-listed and over-the-counter put and call options on securities and futures contracts (collectively, “Hedging Transactions”). Hedging Transactions may be used to attempt to protect against possible changes in the market value of the Fund’s portfolio resulting from trends in the debt securities markets, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to establish a position in the securities markets as a temporary substitute for purchasing particular securities, to manage the effective dollar-weighted average duration of the Fund’s portfolio or for other risk management purposes.

The Fund may enter into contracts for the purchase or sale for future delivery (“futures contracts”) of debt securities, aggregates of debt securities or indices or prices thereof, other financial indices and US Government debt securities to hedge the value of its portfolio securities that might result from a change in interest rates. The Fund will engage in such transactions for bona fide hedging, risk management (including duration management) and other portfolio management purposes, in each case in accordance with the rules and regulations of the Commodity Futures Trading Commission. Although the Fund generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. It is expected that the initial margin on futures contracts the Fund may purchase or sell may range from approximately 3% to approximately 15% of the value of the securities (or the securities index) underlying the contract. In certain circumstances, however, such as during periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment.

The Fund may enter into interest rate swaps and the purchase or sale of interest rate caps and floors. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment. The Fund will not sell interest rate caps or floors based on securities that it does not own. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least “A” by at least one nationally recognized rating organization at the time of entering into such transaction. There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund. The aggregate purchase price of caps and floors held by the Fund may not exceed 5% of the Fund’s assets. The Fund may sell (i.e., write) caps and floors without limitation, as long as it designates on the Fund’s books liquid assets in an amount sufficient to cover its obligations under the cap or floor.

The Fund may purchase put options (“puts”) that relate to Municipal Obligations (whether or not it holds such securities in its portfolio) or futures on such securities. The Fund may also sell puts on Municipal Obligations or futures on such securities if the Fund’s continuing obligations on such puts are secured by designated assets on the Fund’s books consisting of cash or liquid debt securities having a value not less than the exercise price. The Fund will not sell puts if, as a result, more than 50% of the Fund’s assets would be required to cover its potential obligation under its hedging and other investment transactions.

In order to reduce fluctuations in net asset value, the Fund may sell or purchase call options (“calls”) on Municipal Obligations that are traded on US securities exchanges and in the over-the-counter markets and related futures on such securities. The Fund may write call options only if the call option is “covered.” The Fund may write put options only if the put option is “secured.” Although the Fund will enter into over-the-counter options only with dealers that agree to enter into, and which are expected to be capable of entering into, closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to expiration. The Fund will not engage in over-the-counter options transactions if the amount invested by the Fund in over-the-counter options, plus, with respect to over-the-counter options written by the Fund, the amounts required to be treated as illiquid pursuant to SEC staff positions, plus the amount invested by the Fund in illiquid securities, would exceed 20% of the Fund’s total assets.

The Fund also may purchase and write call and put options on securities indices.

The Fund may also purchase and sell (write) call and put options on financial futures contracts.

The Fund may enter into credit default swap (“CDS”) contracts to the extent consistent with its investment objective and strategies. The Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuer or issuers of its holdings (i.e., to reduce risk when the Fund owns or has exposure to such securities). The Fund also might use CDS contracts to create or vary exposure to securities or markets or as a tax management tool. The Fund will not be permitted to enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody’s or is determined to be of equivalent credit quality by the Manager.

The Fund may purchase Municipal Obligations on a “when-issued” basis and may purchase or sell Municipal Obligations on a “forward commitment” basis in order to acquire the security or to hedge against anticipated changes in interest rates and prices. During temporary defensive periods (e.g., when, in the Manager’s opinion, temporary imbalances of supply and demand or other temporary dislocations in the tax-exempt bond market adversely affect the price at which long- or intermediate-term Colorado Municipal Obligations are available), and in order to keep cash on hand fully invested, the Fund may invest any percentage of its assets in temporary investments. The Fund intends to invest in taxable temporary investments only in the event that suitable tax-exempt temporary investments are not available at reasonable prices and yields. The Fund will invest only in taxable temporary investments which are US Government securities.

Portfolio trading may be undertaken to accomplish the investment objective of the Fund in relation to actual and anticipated movements in interest rates. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the Manager believes to be a temporary price disparity between the two securities. The Fund may also engage to a limited extent in short-term trading consistent with its investment objective.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act, and other securities which may not be readily marketable. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities.

Subject to the foregoing, the Fund will attempt to achieve its investment objective by prudent selection of Colorado Municipal Obligations with a view to holding them for investment. The Fund anticipates that its annual portfolio turnover rate will generally not exceed 100%. However, the rate of turnover will not be a limiting factor when the Fund deems it desirable to sell or purchase securities. Therefore, depending upon market conditions, the annual portfolio turnover rate of the Fund may exceed 100% in particular years.

The Municipal Obligations market is rapidly evolving; types of Municipal Obligations other than those described above can be expected to be developed and marketed from time to time. Consistent with its investment limitations, the Fund expects to invest in those new types of Municipal Obligations that the Manager believes may assist the Fund in achieving its investment objective. The Fund will notify shareholders to the extent that it intends to invest more than 5% of its net assets in such obligations.

Other Fund information (Unaudited)
Delaware Funds by Macquarie® Closed-End Municipal Bond Funds

Fund strategies and risks (continued)

What are the principal risks of investing in the Fund?

Investing in any closed-end fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Net asset value discount risk — The risk that a closed-end investment company will trade at a discount from its net asset value (NAV).

Market risk — The risk that all or a majority of the securities in a certain market—such as the stock or bond market—will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Colorado Municipal Obligations risk — The risk that the value of Colorado Municipal Obligations may be adversely affected by new legislation in Colorado, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. A fund holding Colorado Municipal Obligations is susceptible to political, economic or regulatory factors affecting issuers of Colorado Municipal Obligations. There can be no assurance that current or future statewide or regional difficulties, and the resulting impact on State or local governmental finances generally, or other factors, affecting State or local governmental finances, will not adversely affect the market value of Colorado Municipal Obligations held by a fund, the ability of a fund to manage its portfolio consistent with its investment policies or the ability of particular obligors to make timely payments of debt service on (or relating to) those obligations.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Geographic concentration risk — The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession. For a further discussion of geographic, credit and market risks, see Note 5 in “Notes to financial statements.”

Leveraging risk — The risk that certain fund transactions, such as the use of derivatives instruments or when-issued, delayed delivery or forward commitment transactions, or issuance of preferred shares, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

Derivatives risk — Derivatives contracts, such as futures, options, swaps, and inverse floaters, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Other Fund information (Unaudited)
Delaware Funds by Macquarie® Closed-End Municipal Bond Funds

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

Fund strategies and risks

What are the Fund’s principal investment strategies?

The Fund seeks to achieve its investment objective by investing substantially all (in excess of 80%) of its net assets in tax-exempt “Minnesota Municipal Obligations” rated “investment grade” at the time of investment. “Municipal Obligations” are debt obligations issued by states, cities and local authorities, and possessions and certain territories of the United States and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities, is, at the time of issuance, not includable in gross income for federal income tax purposes. “Minnesota Municipal Obligations” are Municipal Obligations issued by or on behalf of the State of Minnesota, its agencies, instrumentalities and political subdivisions and which bear interest that, in the opinion of bond counsel or other counsel to the issuer, is exempt from both regular federal income tax and Minnesota state personal income tax. “Investment grade” means that, at the time of investment, a Minnesota Municipal Obligation has a credit rating of at least Baa by Moody’s, or BBB by Standard & Poor’s Financial Services LLC (“S&P”). The Fund may invest up to 20% of the Fund’s total assets in securities that generate interest that is subject to federal and Minnesota alternative minimum tax (“AMT”). In normal circumstances, the Fund does not intend to invest more than 5% of its assets in instruments other than Municipal Obligations.

The Fund may invest without limit in state or municipal leases and participation interests therein. Municipal lease obligations held by the Fund will be treated as illiquid unless they are determined to be liquid pursuant to guidelines established by the Fund’s Board.

The Fund intends to emphasize investments in Minnesota Municipal Obligations with long-term maturities in order to maintain an average portfolio maturity of 20 to 30 years. The average portfolio maturity, however, may be shortened from time to time depending upon market conditions. As a result, the Fund’s portfolio at any given time may include both long- and intermediate-term Minnesota Municipal Obligations.

The Fund may also, as a matter of non-fundamental policy: (1) invest up to 20% of its total assets in unrated Minnesota Municipal Obligations determined by the Manager to be of comparable quality to investment grade rated Minnesota Municipal Obligations; (2) invest up to 20% of its net assets in municipal bonds that are rated Ba1/BB+ or lower or that are unrated but judged to be of comparable quality by the Manager; (3) continue to hold Municipal Obligations that have been downgraded by Moody’s or S&P below investment grade after purchase, subject to the Fund’s policy to invest no more than 20% of its net assets in Municipal Obligations rated below investment grade; and (4) purchase Minnesota Municipal Obligations on a “when-issued” basis and purchase or sell Minnesota Municipal Obligations on a “forward commitment” basis in order to acquire the security or to hedge against anticipated changes in interest rates and prices.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds.

In addition, the Fund may invest in Municipal Obligations issued by or on behalf of territories of the United States – such as Guam, the US Virgin Islands or Puerto Rico – that are exempt from Minnesota and federal income tax to the extent that not more than 5% of the Fund’s exempt interest dividends are derived from such obligations, subject to the Fund’s fundamental investment policy to invest 80% of its net assets in Minnesota municipal obligations. As a matter of policy, the Fund will seek to derive at least 95% of its exempt-interest dividends from Minnesota Municipal Obligations in order to qualify to pay tax-exempt dividends on income from Minnesota Municipal Obligations.

The Fund may invest up to 5% of its net assets in Minnesota Municipal Obligations whose rates vary inversely with changes in market rates of interest (so-called “inverse floaters”).

The Fund may invest in custodial receipts or certificates that evidence ownership of future interest payments, principal payments or both on certain municipal securities.

Although in normal circumstances the Fund does not intend to invest more than 5% of its assets in instruments other than Municipal Obligations, the Fund may attempt to hedge its investment portfolio against market risk (including interest rate risk) by engaging in various hedging transactions. In particular, the Fund may purchase and sell futures contracts, enter into various interest rate transactions, and may purchase and sell (or write) exchange-listed and over-the-counter put and call options on Municipal Obligations, other debt securities, aggregates of debt securities or indices of interest rates or prices thereof or other financial indices and on futures contracts (collectively, “Hedging Transactions”). The Fund intends to engage in Hedging Transactions if it appears advantageous to the Manager to do so in order to pursue the Fund’s investment objective, to seek to hedge against the effects of market conditions and to seek to stabilize the value of its assets.

The Fund may enter into contracts for the purchase or sale for future delivery (“futures contracts”) of debt securities, aggregates of debt securities or indices or prices thereof, other financial indices and US Government debt securities to hedge against a decline in the value of its portfolio securities that might result from a change in interest rates. The Fund will engage in such transactions for bona fide hedging, risk management (including duration management) and other portfolio management purposes, in each case in accordance with the rules and regulations of the Commodity Futures Trading Commission.

The Fund may enter into interest rate swaps and the purchase and sale of interest rate caps and floors. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to manage the average weighted maturity of the Fund’s portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing. The Fund intends to use these transactions as a hedge and not as a speculative investment. The Fund will not enter into any interest rate transaction unless the unsecured senior debt or the claims-paying ability of the other party to the transaction is rated at least “A” or the equivalent by at least one nationally recognized rating organization at the time of entering into the transaction. The Fund may enter into any amount of interest rate swaps. The Fund may not sell interest rate caps or floors based on securities that it does not own. The aggregate purchase price of caps and floors held by the Fund may not exceed 5% of the Fund’s assets. However, the Fund may sell (i.e., write) caps and floors without limitation, as long as it designates on the Fund’s books liquid assets in an amount sufficient to cover its obligations under the cap or floor.

The Fund may purchase put options (“puts”) that relate to Municipal Obligations (whether or not it holds such securities in its portfolio) or futures on such securities. The Fund may also write put options, but only on a secured basis, which means that the Fund will designate on its books cash or US government securities in an amount not less than the exercise price of the option at all times during the option period. The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase puts that relate to Minnesota Municipal Obligations or futures on Minnesota Municipal Obligations. The Fund may also sell puts on Minnesota Municipal Obligations or futures on Minnesota Municipal Obligations if the Fund’s continuing obligations on such puts are secured by assets designated on the Fund’s books consisting of cash or liquid debt securities having an aggregate value not less than the exercise price. The Fund will not sell puts if, as a result, more than 50% of the Fund’s assets would be required to cover its potential obligation under its hedging and other investment transactions.

In order to reduce fluctuations in NAV, the Fund may sell or purchase call options (“calls”) on Municipal Obligations that are traded on US securities exchanges and in the over-the-counter markets and related futures on such securities. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The Fund may sell or purchase calls on Minnesota Municipal Obligations that are traded on the US securities exchanges and in the over-the-counter markets. The Fund may also sell or purchase calls on futures contracts on those Minnesota Municipal Obligations. The Fund will only write (sell) calls on securities or futures contracts it owns, or will designate on the Fund’s books liquid assets in an amount sufficient to purchase the underlying security or futures contract, adjusted to changes in market prices on a daily basis. The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund’s total assets.

The Fund may also purchase and write call and put options on securities indices.

To the extent that over-the-counter options are deemed to be illiquid, they are subject to the Fund’s limitation that a maximum of 15% of its net assets be invested in illiquid securities.

The Fund may enter into credit default swap (“CDS”) contracts to the extent consistent with its investment objective and strategies. The Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuer or issuers of its holdings (i.e., to reduce risk when the Fund owns or has exposure to such securities). The Fund also might use CDS contracts to create or vary exposure to securities or markets or as a tax management tool. The Fund will not be permitted to enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody’s or is determined to be of equivalent credit quality by the Manager.

The Fund may invest in a temporary defensive manner when the Manager believes that the Fund will be affected by adverse market conditions. When investing in this manner, the Fund may hold all or a substantial part of its assets in short-term, high quality securities which may be either tax-exempt or taxable. The Fund may invest only in taxable temporary investments that are US Government securities. To the extent that the Fund invests in a temporary defensive manner, the Fund may not be able to achieve its investment objective.

Other Fund information (Unaudited)
Delaware Funds by Macquarie® Closed-End Municipal Bond Funds

Fund strategies and risks (continued)

Portfolio trading will be undertaken principally to accomplish the Fund’s objective in relation to actual and anticipated movements in the general level of interest rates. In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the Manager believes to be a temporary price disparity between the two securities. The Fund may also engage to a limited extent in short-term trading consistent with its investment objective.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act, and other securities which may not be readily marketable. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities.

The Fund is free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the Fund’s investment objective. The Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. The Fund anticipates that its annual portfolio turnover will not exceed 100%. However, the rate of turnover will not be a limiting factor when the Fund deems it desirable to sell or purchase securities. Therefore, depending on market conditions, the annual portfolio turnover rate of the Fund may exceed 100% in particular years.

The Municipal Obligations market is rapidly evolving; types of Municipal Obligations other than those described above can be expected to be developed and marketed from time to time. Consistent with its investment limitations, the Fund expects to invest in those new types of Municipal Obligations that the Manager believes may assist the Fund in achieving its investment objective. The Fund will notify shareholders to the extent that it intends to invest more than 15% of its net assets in such obligations.

What are the principal risks of investing in the Fund?

Investing in any closed-end fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Net asset value discount risk — The risk that a closed-end investment company will trade at a discount from its net asset value (NAV).

Market risk — The risk that all or a majority of the securities in a certain market—such as the stock or bond market—will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Minnesota Municipal Obligations risk — The risk that the value of Minnesota Municipal Obligations may be adversely affected by new legislation in Minnesota, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. A fund holding Minnesota Municipal Obligations is susceptible to political, economic or regulatory factors affecting issuers of Minnesota Municipal Obligations. There can be no assurance that current or future statewide or regional difficulties, and the resulting impact on State or local governmental finances generally, or other factors, affecting State or local governmental finances, will not adversely affect the market value of Minnesota Municipal Obligations held by a fund, the ability of a fund to manage its portfolio consistent with its investment policies or the ability of particular obligors to make timely payments of debt service on (or relating to) those obligations.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Geographic concentration risk — The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession. For a further discussion of geographic, credit and market risks, see Note 5 in “Notes to financial statements.”

Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.

Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Leveraging risk — The risk that certain fund transactions, such as the use of derivatives instruments or when-issued, delayed delivery or forward commitment transactions, or issuance of preferred shares, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

Derivatives risk — Derivatives contracts, such as futures, options, swaps, and inverse floaters, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Other Fund information (Unaudited)
Delaware Funds by Macquarie® Closed-End Municipal Bond Funds

Delaware Investments® National Municipal Income Fund

Fund strategies and risks

What are the Fund’s principal investment strategies?

The Fund seeks to achieve its investment objective by investing under normal circumstances, substantially all (at least 80%) of its net assets in “Municipal Obligations.” “Municipal Obligations” are debt obligations issued by or on behalf of a state or territory or its agencies, instrumentalities, municipalities and political subdivisions, the interest payable on which is, in the opinion of bond counsel, excludable from gross income for purposes of federal income taxation (except, in certain instances, the alternative minimum tax, depending upon the shareholder’s tax status). The Fund may invest up to 20% of the Fund’s assets in securities that generate interest that is subject to federal alternative minimum tax (“AMT”). The Fund may invest without limitation in uninsured, “investment grade” Municipal Obligations. “Investment grade” means that, at the time of investment, a Municipal Obligation has a credit rating of at least Baa by Moody’s, or BBB by Standard & Poor’s Financial Services LLC (“S&P”), or is unrated but judged by the Manager, to be of comparable quality. The Fund may invest up to 20% of its net assets in Municipal Obligations that are rated below investment grade or that are unrated but judged by the Manager to be of comparable quality.

The Manager analyzes economic and market conditions, seeking to identify the securities or market sectors that the Manager thinks are the best investments for the Fund. The Fund generally invests in debt obligations issued by state and local governments and their political subdivisions, agencies, authorities, and instrumentalities that are exempt from federal income tax. The Fund may also invest in debt obligations issued by or for the District of Columbia, and its political subdivisions, agencies, authorities, and instrumentalities or territories and possessions of the United States that are exempt from federal income tax.

The Fund will generally invest in securities for income rather than seeking capital appreciation through active trading. However, the Fund may sell securities for a variety of reasons, such as to reinvest the proceeds in higher yielding securities, to eliminate investments not consistent with the preservation of capital, to fund tender offers, or to address a weakening credit situation.

The Fund invests its assets in securities with maturities of various lengths, depending on market conditions, but will have a dollar-weighted average effective maturity of between 20 and 30 years. The Manager will adjust the average maturity of the bonds in the Fund’s portfolio to attempt to provide a current tax-exempt income, consistent with preservation of capital. The Fund may focus its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors do not suit its investment needs.

The Fund may invest without limitation in general obligation bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality. The Fund may invest without limitation in revenue bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality.

The Fund may invest without limitation in insured Municipal Obligations. In addition, insurance is available on uninsured bonds and the Fund may purchase such insurance directly. The Manager will generally do so only if it believes that purchasing and insuring a Municipal Obligation provides an investment opportunity at least comparable to owning other available insured Municipal Obligations.

Private activity or private placement bonds are municipal bond issues whose proceeds are used to finance certain nongovernment activities, including some types of industrial revenue bonds such as privately owned sports and convention facilities. The Tax Reform Act of 1986 subjects interest income from these bonds to the federal alternative minimum tax and makes the tax-exempt status of certain bonds dependent on the issuer’s compliance with specific requirements after the bonds are issued. As described above, the Fund may invest up to 20% of its assets in bonds whose income is subject to the federal alternative minimum tax. This means that a portion of the Fund’s distributions could be subject to the federal alternative minimum tax that applies to certain taxpayers.

The Fund may invest without limit in advance refunded bonds.

The Fund may invest without limitation in high-quality, short-term tax-free instruments.

The Fund may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Fund’s 15% limit on investments in illiquid securities.

The Fund may invest without limitation in municipal lease obligations, primarily through certificates of participation rated in the top four quality grades by S&P or another nationally recognized statistical rating agency. As with the Fund’s other investments, the Manager expects that investments in municipal lease obligations will be exempt from regular federal income taxes. The Fund will rely on the opinion of the bond issuer’s counsel for a determination of the bond’s tax-exempt status.

The Fund may invest in zero coupon bonds.

Credit quality restrictions for the Fund apply only at the time of purchase. The Fund may continue to hold a security whose quality rating has been lowered or, in the case of an unrated bond, after the Manager has changed its assessment of its credit quality.

The Fund may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Where the Manager feels there is a limited supply of appropriate investments, the Fund may invest more than 25% of its total assets in Municipal Obligations relating to similar types of projects or with other similar economic, business, or political characteristics (such as bonds of housing finance agencies or healthcare facilities). In addition, the Fund may invest more than 25% of its assets in industrial development bonds or, in the case of the Fund, pollution control bonds, which may be backed only by the assets and revenues of a nongovernmental issuer. The Fund will not, however, invest more than 25% of its total assets in bonds issued for companies in the same business sector.

The Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes but normally does not do so. The Fund will not borrow money in excess of one-third of the value of its assets.

In response to unfavorable market conditions, the Fund may invest in taxable instruments for temporary defensive purposes. These could include obligations of the US government, its agencies and instrumentalities, commercial paper, cash, certificates of deposit of domestic banks, repurchase agreements, reverse repurchase agreements, other cash equivalents, and other debt instruments. These investments may not be consistent with the Fund’s investment objective. To the extent that the Fund holds such investments, it may be unable to achieve its investment objective.

What are the principal risks of investing in the Fund?

Investing in any closed-end fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Net asset value discount risk — The risk that a closed-end investment company will trade at a discount from its net asset value (NAV).

Market risk — The risk that all or a majority of the securities in a certain market—such as the stock or bond market—will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Security risk — The risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Other Fund information (Unaudited)
Delaware Funds by Macquarie® Closed-End Municipal Bond Funds

Fund strategies and risks (continued)

Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.

Geographic concentration risk — The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession. For a further discussion of geographic, credit and market risks, see Note 5 in “Notes to financial statements.”

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Leveraging risk — The risk that certain fund transactions, such as the issuance of preferred shares, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Board consideration of Investment Advisory Agreements for Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments Minnesota Municipal Income Fund II, Inc.; and Delaware Investments National Municipal Income Fund at a meeting held August 10-12, 2021

At a meeting held on August 10-12, 2021 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments Minnesota Municipal Income Fund II, Inc.; and Delaware Investments National Municipal Income Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), included materials provided by DMC and its affiliates (collectively, “Macquarie Asset Management”) concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2021, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC (“Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds by Macquarie® (“Delaware Funds”), and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the investment performance of its shares in comparison to a group of similar funds (the “Performance Universe”). A fund with the highest performance ranked first, and a fund with the lowest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the lowest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended December 31, 2020. The Board’s objective is that each Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

Delaware Investments Colorado Municipal Income Fund, Inc. — The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end “other states” municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-, 5-, and 10-year periods was in the third quartile of its Performance Universe. The Board observed that the Fund’s longer-term performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered that the Fund’s short-term performance was strong. The Board also considered the performance attribution included in the meeting materials, as well as the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve comparative Fund performance and to meet the Board’s performance objective.

Delaware Investments Minnesota Municipal Income Fund II, Inc. — The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end “other states” municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the fourth quartile of its Performance Universe. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve comparative Fund performance and meet the Board’s performance objective.

Other Fund information (Unaudited)
Delaware Funds by Macquarie® Closed-End Municipal Bond Funds

Board consideration of Investment Advisory Agreements for Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments Minnesota Municipal Income Fund II, Inc.; and Delaware Investments National Municipal Income Fund at a meeting held August 10-12, 2021 (continued)

Delaware Investments National Municipal Income Fund — The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end general and insured municipal debt (leveraged) funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the fourth quartile of its Performance Universe. The Board observed that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the performance attribution included in the meeting materials, as well as the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve comparative Fund performance and meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar closed-end funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

Delaware Investments Colorado Municipal Income Fund, Inc. — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group.

Delaware Investments Minnesota Municipal Income Fund II, Inc. — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Delaware Investments National Municipal Income Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s Management fee but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered the limited number of funds in the Expense Group. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits, if any, realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Directors discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the profitability of DMC.

Economies of scale. As a closed-end fund, the Fund does not issue shares on a continuous basis. Fund assets, therefore, increase primarily as a result of the increase in value of the underlying securities in the Fund. Accordingly, the Board determined that the Funds were not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of economies of scale on to shareholders was not likely to provide the intended effect.

Proxy results

At the annual meeting on October 11, 2021, adjourned to November 9, 2021, the shareholders of Delaware Investments National Municipal Income Fund (the “Acquiring Fund”), Delaware Investments Colorado Municipal Income Fund, Inc. (the “Colorado Muni Fund”), and Delaware Investments Minnesota Municipal Income Fund II, Inc. (the “Minnesota Muni Fund”) approved an Agreement and Plan of Acquisition (the “Plan of Acquisition”) providing for (i) the acquisition by the Acquiring Fund of substantially all of the property, assets, and goodwill of each the Colorado Muni Fund and the Minnesota Muni Fund in exchange solely for (a) full and fractional shares of common stock, par value $0.01 per share, of the Acquiring Fund; and (b) Muni-MultiMode Preferred Shares, Series 2049, liquidation preference $100,000 per share, of the Acquiring Fund; (ii) the pro rata distribution of such shares of the Acquiring Fund to the shareholders of each the Colorado Muni Fund and the Minnesota Muni Fund according to their respective interests in liquidation, and (iii) the dissolution of each of the Colorado Muni Fund and the Minnesota Muni Fund as soon as is practicable after the closing. In addition, all of the Funds voted to elect a Board of Directors/Trustees. A quorum was present and the votes passed with a majority of those shares. All shareholders of each Fund vote together with respect to the election of each Director/Trustee with one exception. The holders of preferred shares of the Funds that have issued one or more classes of preferred shares have the exclusive right to separately elect two Directors/Trustees, Ms. Borowiec and Mr. Chow. The results of the voting at the meeting were as follows:

Delaware Investments® Colorado Municipal Income Fund, Inc.

1. To vote on the approval of an Agreement and Plan of Acquisition.

Common shareholders			Preferred shareholders
For	Against	Abstain	For	Against
1,827,248	565,019	118,074	300	0

2. To elect a Board of Directors.

	Common shareholders		Preferred shareholders
		Shares voted		Shares voted
	Shares	withheld	Shares	withheld
	voted for	authority	voted for	authority
Thomas L. Bennett	2,000,732	509,609	300	0
Jerome D. Abernathy	2,012,453	497,888	300	0
Ann D. Borowiec*	N/A	N/A	300	0
Joseph W. Chow*	N/A	N/A	300	0
H. Jeffrey Dobbs	2,009,837	500,504	300	0
John A. Fry	2,000,914	509,427	300	0
Joseph Harroz, Jr.	2,010,419	499,922	300	0
Sandra A.J. Lawrence	1,993,180	517,161	300	0
Shawn K. Lytle	2,012,453	497,888	300	0
Frances A. Sevilla-Sacasa	1,980,345	529,996	0	300
Thomas K. Whitford	2,012,453	497,888	300	0
Christianna Wood	1,993,530	516,811	300	0
Janet L. Yeomans	1,982,024	528,317	300	0
*Exclusively elected by the
Fund’s preferred shareholders.

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

1. To vote on the approval of an Agreement and Plan of Acquisition.

Common shareholders			Preferred shareholders
For	Against	Abstain	For	Against
4,845,802	747,223	285,569	750	0

Other Fund information (Unaudited)
Delaware Funds by Macquarie® Closed-End Municipal Bond Funds

Proxy results (continued)

2. To elect a Board of Directors.

	Common shareholders		Preferred shareholders
		Shares voted		Shares voted
	Shares	withheld	Shares	withheld
	voted for	authority	voted for	authority
Thomas L. Bennett	5,045,144	833,450	750	0
Jerome D. Abernathy	5,070,551	808,043	750	0
Ann D. Borowiec*	N/A	N/A	750	0
Joseph W. Chow*	N/A	N/A	750	0
H. Jeffrey Dobbs	5,044,526	834,068	750	0
John A. Fry	5,041,935	836,659	750	0
Joseph Harroz, Jr.	5,059,468	819,126	750	0
Sandra A.J. Lawrence	5,074,886	803,708	750	0
Shawn K. Lytle	5,066,664	811,930	750	0
Frances A. Sevilla-Sacasa	5,072,464	806,130	0	750
Thomas K. Whitford	5,068,906	809,688	750	0
Christianna Wood	5,073,034	805,560	750	0
Janet L. Yeomans	5,052,148	826,446	750	0
*Exclusively elected by the
Fund’s preferred shareholders.

Delaware Investments® National Municipal Income Fund

1. To vote on the approval of an Agreement and Plan of Acquisition.

Common shareholders			Preferred shareholders
For	Against	Abstain	For	Against
2,310,494	65,023	234,377	300	0

2. To elect a Board of Trustees.

	Common shareholders		Preferred shareholders
		Shares voted		Shares voted
	Shares	withheld	Shares	withheld
	voted for	authority	voted for	authority
Thomas L. Bennett	2,328,365	281,529	300	0
Jerome D. Abernathy	2,337,085	272,809	300	0
Ann D. Borowiec*	N/A	N/A	300	0
Joseph W. Chow*	N/A	N/A	300	0
H. Jeffrey Dobbs	2,328,905	280,989	300	0
John A. Fry	2,336,933	272,961	300	0
Joseph Harroz, Jr.	2,328,905	280,989	300	0
Sandra A.J. Lawrence	2,319,407	290,487	300	0
Shawn K. Lytle	2,337,091	272,803	300	0
Frances A. Sevilla-Sacasa	2,323,521	286,373	0	300
Thomas K. Whitford	2,337,091	272,803	300	0
Christianna Wood	2,327,587	282,307	300	0
Janet L. Yeomans	2,319,899	289,995	300	0
*Exclusively elected by the
Fund’s preferred shareholders.

About the organization

This semiannual report is for the information of Delaware Funds by Macquarie® Closed-End Municipal Bond Funds shareholders.

Board of directors/trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds by Macquarie
Philadelphia, PA

Jerome D. Abernathy*
Managing Member
Stonebrook Capital Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds by Macquarie
Private Investor
Rosemont, PA

Ann D. Borowiec
Former Chief Executive Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice President
State Street Corporation
Boston, MA

H. Jeffrey Dobbs
Former Global Chairman
of Industrial Manufacturing
KPMG LLP
Detroit, MI

John A. Fry*
President
Drexel University
Philadelphia, PA

Joseph Harroz, Jr.
President
University of Oklahoma
Norman, OK

Sandra A.J. Lawrence
Former Chief Administrative Officer
Children’s Mercy Hospitals and Clinics
Kansas City, MO

*Audit committee member

Frances A. Sevilla-Sacasa
Former Chief Executive Officer
Banco Itaú International
Miami, FL

Thomas K. Whitford*
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Christianna Wood*
Chief Executive Officer and President
Gore Creek Capital, Ltd.
Golden, CO

Janet L. Yeomans
Former Vice President and Treasurer
3M Company
St. Paul, MN

Affiliated officers

David F. Connor
Senior Vice President,
General Counsel, and Secretary
Delaware Funds by Macquarie
Philadelphia, PA

Daniel V. Geatens
Senior Vice President and Treasurer
Delaware Funds by Macquarie
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Funds by Macquarie
Philadelphia, PA

Investment manager
Delaware Management Company, a series
of Macquarie Investment Management
Business Trust (MIMBT)
Philadelphia, PA

Principal office of the Fund
610 Market Street
Philadelphia, PA 19106-2354

Independent registered public accounting firm
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Registrar and stock transfer agent
Computershare, Inc.
480 Washington Blvd.
Jersey City, NJ 07310
866 437-0252
computershare.com/investor

For securities dealers and financial institutions representatives
800 362-7500

Website
delawarefunds.com/closed-end

Number of recordholders as of
September 30, 2021
Colorado Municipal Fund             48
Minnesota Municipal Fund II        245
National Municipal Fund              55

Your reinvestment options
Each of the Funds offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Computershare, Inc. at 866 437-0252. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor. If you choose to receive your dividends in cash, you may now elect to receive them by ACH transfer. Contact Computershare at the number above for more information.
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 866 437-0252; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-PORT are available without charge on the Funds’ website at delawarefunds.com/closed-end. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND II, INC.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 3, 2021

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 3, 2021